UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2018

ANIF-QTLY-1118
1.808768.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 0.5%
Fiat Chrysler Automobiles NV	5,136,300	$89,937
Tesla, Inc. (a)	100,424	26,589
Toyota Motor Corp.	186,000	11,588
		128,114
Distributors - 0.1%
Pool Corp.	222,400	37,114
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	556,834	15,831
Weight Watchers International, Inc. (a)	310,760	22,372
		38,203
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	5,251,200	225,907
Chipotle Mexican Grill, Inc. (a)	41,400	18,817
Domino's Pizza, Inc.	74,400	21,933
Dunkin' Brands Group, Inc.	552,300	40,716
Eldorado Resorts, Inc. (a)	101,200	4,918
Hilton Worldwide Holdings, Inc.	481,833	38,922
Marriott International, Inc. Class A	484,500	63,969
McDonald's Corp.	520,600	87,091
U.S. Foods Holding Corp. (a)	1,870,100	57,636
Vail Resorts, Inc.	30,800	8,452
		568,361
Household Durables - 0.7%
D.R. Horton, Inc.	1,929,924	81,404
Newell Brands, Inc.	1,881,400	38,192
NVR, Inc. (a)	17,200	42,498
SodaStream International Ltd. (a)	33,000	4,722
Toll Brothers, Inc.	1,426,600	47,121
		213,937
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	993,340	1,989,657
Netflix, Inc. (a)	1,863,100	697,042
Start Today Co. Ltd.	463,756	14,041
The Booking Holdings, Inc. (a)	13,800	27,379
		2,728,119
Media - 0.9%
Comcast Corp. Class A	4,281,600	151,611
Discovery Communications, Inc. Class A (a)	280,200	8,966
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	984,700	36,621
Liberty SiriusXM Series A (a)(b)	68,340	2,969
The Walt Disney Co.	169,400	19,810
Weinstein Co. Holdings LLC Class A-1 (a)(c)(d)(e)	2,267	0
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	13,215,782	33,039
		253,016
Multiline Retail - 0.4%
Dollar General Corp.	695,000	75,964
Ollie's Bargain Outlet Holdings, Inc. (a)	485,810	46,686
		122,650
Specialty Retail - 1.5%
AutoZone, Inc. (a)	106,634	82,716
Best Buy Co., Inc.	45,800	3,635
Burlington Stores, Inc. (a)	94,200	15,347
Home Depot, Inc.	580,200	120,188
John David Group PLC	304,800	1,824
Ross Stores, Inc.	39,400	3,905
Tiffany & Co., Inc.	604,700	77,988
TJX Companies, Inc.	1,178,167	131,978
Urban Outfitters, Inc. (a)	217,600	8,900
		446,481
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	292,707	71,674
Brunello Cucinelli SpA	1,809,400	70,482
Canada Goose Holdings, Inc. (a)	100,800	6,493
China Hongxing Sports Ltd. (e)	6,000,000	249
Hermes International SCA	77,200	51,145
Kering SA	20,649	11,069
lululemon athletica, Inc. (a)	61,200	9,944
LVMH Moet Hennessy - Louis Vuitton SA	34,165	12,073
NIKE, Inc. Class B	176,466	14,950
Pinduoduo, Inc. ADR (b)	69,700	1,832
Ralph Lauren Corp.	39,500	5,433
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	1,625,300	34,489
VF Corp.	313,000	29,250
		319,083

TOTAL CONSUMER DISCRETIONARY		4,855,078

CONSUMER STAPLES - 4.4%
Beverages - 0.6%
Diageo PLC	98,600	3,493
Fever-Tree Drinks PLC	1,184,593	55,707
Keurig Dr. Pepper, Inc.	504,400	11,687
Kweichow Moutai Co. Ltd. (A Shares)	81,600	8,672
Molson Coors Brewing Co. Class B	923,000	56,765
Monster Beverage Corp. (a)	253,300	14,762
The Coca-Cola Co.	250,300	11,561
		162,647
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	316,956	74,447
Walmart, Inc.	2,171,100	203,888
		278,335
Food Products - 0.4%
Greencore Group PLC	18,593,423	44,858
The Hershey Co.	630,000	64,260
The Simply Good Foods Co. (a)	401,900	7,817
		116,935
Household Products - 0.8%
Kimberly-Clark Corp.	632,000	71,820
Procter & Gamble Co.	1,339,400	111,478
Reckitt Benckiser Group PLC	619,600	56,600
		239,898
Personal Products - 1.1%
Coty, Inc. Class A	3,994,100	50,166
Estee Lauder Companies, Inc. Class A	1,356,102	197,069
Kao Corp.	168,800	13,629
Shiseido Co. Ltd.	189,200	14,652
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,029,300	57,255
		332,771
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	1,054,300	49,162
Philip Morris International, Inc.	1,370,100	111,718
		160,880

TOTAL CONSUMER STAPLES		1,291,466

ENERGY - 7.0%
Energy Equipment & Services - 0.5%
Borr Drilling Ltd. (a)	15,662,000	71,972
Oceaneering International, Inc.	2,309,017	63,729
		135,701
Oil, Gas & Consumable Fuels - 6.5%
Birchcliff Energy Ltd.	3,092,774	12,451
Birchcliff Energy Ltd. (a)(f)	585,400	2,357
Cabot Oil & Gas Corp.	2,288,980	51,548
Canadian Natural Resources Ltd.	764,100	24,964
Centennial Resource Development, Inc. Class A (a)	4,368,518	95,452
Cheniere Energy, Inc. (a)	972,300	67,565
Chevron Corp.	1,434,600	175,423
Cimarex Energy Co.	374,400	34,797
Concho Resources, Inc. (a)	255,700	39,058
Concho Resources, Inc. (a)	25,680	3,923
ConocoPhillips Co.	3,079,750	238,373
Continental Resources, Inc. (a)	792,619	54,120
Diamondback Energy, Inc.	665,382	89,953
Encana Corp.	1,203,467	15,774
EOG Resources, Inc.	1,100,300	140,365
Exxon Mobil Corp.	3,228,600	274,496
Golar LNG Ltd.	1,608,700	44,722
GoviEx Uranium, Inc. (a)	851,865	158
GoviEx Uranium, Inc. (a)(f)	23,200	4
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	488
Hess Corp.	1,000,800	71,637
Kosmos Energy Ltd. (a)	4,258,391	39,816
Magnolia Oil & Gas Corp.	971,000	14,575
Marathon Petroleum Corp.	86,200	6,893
Noble Energy, Inc.	1,454,861	45,377
Occidental Petroleum Corp.	148,800	12,227
Phillips 66 Co.	523,300	58,986
Pioneer Natural Resources Co.	437,000	76,121
PrairieSky Royalty Ltd.	68,500	1,203
Reliance Industries Ltd.	3,638,973	63,131
The Williams Companies, Inc.	3,555,248	96,667
Valero Energy Corp.	402,274	45,759
Whiting Petroleum Corp. (a)	500,000	26,520
		1,924,903

TOTAL ENERGY		2,060,604

FINANCIALS - 13.7%
Banks - 5.8%
Bank of America Corp.	20,620,227	607,472
Citigroup, Inc.	4,449,800	319,229
First Republic Bank	551,600	52,954
HDFC Bank Ltd. sponsored ADR	1,612,772	151,762
JPMorgan Chase & Co.	3,219,400	363,277
Kotak Mahindra Bank Ltd.	1,622,972	25,552
Metro Bank PLC (a)	1,189,532	46,110
PNC Financial Services Group, Inc.	572,289	77,940
SunTrust Banks, Inc.	1,008,100	67,331
		1,711,627
Capital Markets - 1.5%
Bank of New York Mellon Corp.	1,479,539	75,442
Charles Schwab Corp.	1,624,200	79,829
KKR & Co. LP	2,135,828	58,244
Morgan Stanley	982,400	45,750
MSCI, Inc.	303,109	53,775
S&P Global, Inc.	234,190	45,758
The NASDAQ OMX Group, Inc.	690,100	59,211
TPG Specialty Lending, Inc.	561,049	11,440
		429,449
Consumer Finance - 0.5%
American Express Co.	931,500	99,195
Synchrony Financial	1,224,620	38,061
		137,256
Diversified Financial Services - 2.5%
Alteryx, Inc. (a)	32,700	1,871
Berkshire Hathaway, Inc. Class A (a)	2,240	716,800
Focus Financial Partners, Inc. Class A	666,800	31,646
		750,317
Insurance - 3.2%
Admiral Group PLC	834,969	22,637
AIA Group Ltd.	5,011,200	44,745
American International Group, Inc.	4,662,600	248,237
Arch Capital Group Ltd. (a)	1,355,400	40,404
Beazley PLC	3,856,000	28,698
Chubb Ltd.	1,167,985	156,090
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,300	36,563
First American Financial Corp.	922,700	47,602
FNF Group	2,216,500	87,219
Hiscox Ltd.	581,000	12,457
Marsh & McLennan Companies, Inc.	641,300	53,048
MetLife, Inc.	2,086,900	97,500
Progressive Corp.	78,200	5,555
The Travelers Companies, Inc.	533,200	69,161
		949,916
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,351,789	48,611

TOTAL FINANCIALS		4,027,176

HEALTH CARE - 11.9%
Biotechnology - 2.1%
Acceleron Pharma, Inc. (a)	135,100	7,732
Agios Pharmaceuticals, Inc. (a)	898,962	69,328
Alnylam Pharmaceuticals, Inc. (a)	30,500	2,669
Amgen, Inc.	952,499	197,444
Arena Pharmaceuticals, Inc. (a)	143,500	6,604
bluebird bio, Inc.(a)	60,700	8,862
Celgene Corp. (a)	198,300	17,746
CSL Ltd.	12,228	1,778
Exact Sciences Corp. (a)	40,000	3,157
FibroGen, Inc. (a)	364,831	22,163
Galapagos Genomics NV sponsored ADR (a)	5,067	570
Genmab A/S (a)	11,400	1,793
Gilead Sciences, Inc.	243,200	18,777
Heron Therapeutics, Inc. (a)	87,100	2,757
Intrexon Corp. (a)(b)	679,746	11,705
Ligand Pharmaceuticals, Inc. Class B (a)	13,930	3,824
Neurocrine Biosciences, Inc. (a)	343,760	42,265
Olivo Labs (a)(d)(e)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	81,900	33,091
Sage Therapeutics, Inc. (a)	75,800	10,707
Vertex Pharmaceuticals, Inc. (a)	797,069	153,627
Wuxi Biologics (Cayman), Inc. (a)	529,500	5,354
		621,953
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	29,400	2,157
Abiomed, Inc. (a)	15,100	6,791
Baxter International, Inc.	1,871,200	144,251
Becton, Dickinson & Co.	493,304	128,752
Boston Scientific Corp. (a)	6,774,324	260,811
Danaher Corp.	1,013,800	110,160
DexCom, Inc. (a)	479,800	68,631
Edwards Lifesciences Corp. (a)	363,200	63,233
I-Pulse, Inc. (a)(e)	58,562	298
Integra LifeSciences Holdings Corp. (a)	436,000	28,719
Intuitive Surgical, Inc. (a)	226,900	130,241
Penumbra, Inc. (a)	37,449	5,606
ResMed, Inc.	161,243	18,598
Sonova Holding AG Class B	53,900	10,726
		978,974
Health Care Providers & Services - 3.7%
Anthem, Inc.	157,100	43,053
Elanco Animal Health, Inc.	217,100	7,575
HealthEquity, Inc. (a)	174,200	16,446
Henry Schein, Inc. (a)	722,562	61,439
Humana, Inc.	246,400	83,411
Molina Healthcare, Inc. (a)	57,000	8,476
National Vision Holdings, Inc.	1,820,327	82,170
Ryman Healthcare Group Ltd.	3,632,394	33,708
UnitedHealth Group, Inc.	2,624,800	698,302
Universal Health Services, Inc. Class B	500,200	63,946
		1,098,526
Health Care Technology - 0.3%
Castlight Health, Inc. (a)	1,325,100	3,578
Cerner Corp. (a)	768,530	49,501
Veeva Systems, Inc. Class A (a)	257,400	28,023
		81,102
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	951,900	67,147
Bruker Corp.	1,083,000	36,226
Eurofins Scientific SA	83,142	47,204
Illumina, Inc. (a)	11,000	4,038
Mettler-Toledo International, Inc. (a)	206,900	125,998
Morphosys AG (a)	16,100	1,722
PRA Health Sciences, Inc. (a)	171,000	18,842
Quintiles Transnational Holdings, Inc. (a)	118,207	15,336
Thermo Fisher Scientific, Inc.	495,269	120,885
		437,398
Pharmaceuticals - 1.0%
AstraZeneca PLC sponsored ADR	602,400	23,837
Catalent, Inc. (a)	791,400	36,048
Eli Lilly & Co.	182,700	19,606
Idorsia Ltd. (a)	334,200	8,418
Ipsen SA	23,200	3,900
Jazz Pharmaceuticals PLC (a)	62,300	10,474
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	332,500	3,074
MyoKardia, Inc. (a)	37,700	2,458
Nektar Therapeutics (a)	451,700	27,536
Perrigo Co. PLC	936,100	66,276
Roche Holding AG (participation certificate)	145,242	35,122
Supernus Pharmaceuticals, Inc. (a)	127,866	6,438
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,189,700	25,626
Zoetis, Inc. Class A	111,800	10,236
		279,049

TOTAL HEALTH CARE		3,497,002

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	810,700	165,967
Huntington Ingalls Industries, Inc.	245,700	62,919
Kratos Defense & Security Solutions, Inc. (a)	2,363,800	34,937
Northrop Grumman Corp.	516,354	163,875
Raytheon Co.	81,700	16,884
Rolls-Royce Holdings PLC	286,500	3,686
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	247,745	41,869
Class C (d)(e)	4,546	768
Teledyne Technologies, Inc. (a)	255,400	63,002
The Boeing Co.	230,400	85,686
TransDigm Group, Inc.	32,000	11,914
		651,507
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	721,500	70,649
Expeditors International of Washington, Inc.	141,400	10,397
XPO Logistics, Inc. (a)	293,800	33,543
		114,589
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	942,940	90,560
Southwest Airlines Co.	153,800	9,605
		100,165
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	506,389	26,515
Jeld-Wen Holding, Inc. (a)	536,987	13,242
Masco Corp.	393,000	14,384
Toto Ltd.	2,632,300	109,235
		163,376
Commercial Services & Supplies - 0.5%
Cintas Corp.	187,874	37,163
KAR Auction Services, Inc.	990,600	59,129
Stericycle, Inc. (a)	439,500	25,790
TulCo LLC (a)(c)(d)(e)	17,377	9,458
		131,540
Electrical Equipment - 0.6%
AMETEK, Inc.	165,400	13,086
Fortive Corp.	1,335,204	112,424
Melrose Industries PLC	19,502,180	50,813
		176,323
Industrial Conglomerates - 0.6%
General Electric Co.	15,888,000	179,376
Machinery - 0.7%
Deere & Co.	326,900	49,143
Donaldson Co., Inc.	965,800	56,268
IDEX Corp.	24,600	3,706
PACCAR, Inc.	359,000	24,480
Pentair PLC	535,700	23,223
Rational AG	55,300	40,065
Rexnord Corp. (a)	444,120	13,679
		210,564
Professional Services - 0.4%
FTI Consulting, Inc. (a)	197,700	14,470
IHS Markit Ltd. (a)	240,000	12,950
Recruit Holdings Co. Ltd.	363,800	12,142
Robert Half International, Inc.	81,300	5,722
TransUnion Holding Co., Inc.	834,062	61,370
		106,654
Road & Rail - 0.5%
CSX Corp.	884,800	65,519
Genesee & Wyoming, Inc. Class A (a)	556,500	50,636
Union Pacific Corp.	153,100	24,929
		141,084
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	341,300	15,659
Bunzl PLC	1,862,607	58,581
HD Supply Holdings, Inc. (a)	80,200	3,432
W.W. Grainger, Inc.	144,905	51,790
		129,462

TOTAL INDUSTRIALS		2,104,640

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	239,004	63,542
Cisco Systems, Inc.	4,850,000	235,953
		299,495
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	4,392,969	413,027
Dolby Laboratories, Inc. Class A	230,242	16,110
Zebra Technologies Corp. Class A (a)	40,500	7,162
		436,299
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	834,500	61,044
Alphabet, Inc.:
Class A (a)	730,723	882,041
Class C (a)	193,100	230,459
CarGurus, Inc. Class A	399,192	22,231
Coupa Software, Inc. (a)	122,464	9,687
DocuSign, Inc.	63,900	3,359
Dropbox, Inc. Class A (a)	1,326,014	35,577
Facebook, Inc. Class A (a)	7,269,201	1,195,493
Farfetch Ltd. Class A	37,341	1,017
GoDaddy, Inc. (a)	347,700	28,995
GrubHub, Inc. (a)	99,600	13,807
IAC/InterActiveCorp (a)	56,200	12,180
MongoDB, Inc. Class A	233,500	19,042
New Relic, Inc. (a)	220,300	20,759
Nutanix, Inc. Class B (a)(f)	783,938	33,490
Okta, Inc. (a)	471,200	33,154
Shopify, Inc. Class A (a)	189,700	31,180
Spotify Technology SA (a)	41,500	7,504
SurveyMonkey	67,400	1,080
SurveyMonkey	2,069,881	29,862
The Trade Desk, Inc. (a)	5,981	903
Twilio, Inc. Class A (a)	10,700	923
Wix.com Ltd. (a)	58,600	7,014
		2,680,801
IT Services - 6.4%
Accenture PLC Class A	193,940	33,009
Adyen BV (f)	28,971	23,647
ASAC II LP (a)(d)(e)	9,408,021	1,581
EPAM Systems, Inc. (a)	114,500	15,767
Fidelity National Information Services, Inc.	416,230	45,398
First Data Corp. Class A (a)	4,022,403	98,428
Fiserv, Inc. (a)	913,814	75,280
FleetCor Technologies, Inc. (a)	273,200	62,246
Gartner, Inc. (a)	5,700	903
Global Payments, Inc.	380,292	48,449
Leidos Holdings, Inc.	1,141,100	78,918
MasterCard, Inc. Class A	971,748	216,321
Netcompany Group A/S	1,000	36
PayPal Holdings, Inc. (a)	4,523,414	397,337
Square, Inc. (a)	321,600	31,842
Visa, Inc. Class A	4,877,467	732,059
Worldpay, Inc. (a)	223,000	22,583
		1,883,804
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	1,834,200	56,658
NVIDIA Corp.	778,100	218,662
Qualcomm, Inc.	1,554,400	111,963
Texas Instruments, Inc.	363,639	39,015
		426,298
Software - 11.7%
Activision Blizzard, Inc.	4,293,632	357,187
Adobe Systems, Inc. (a)	2,533,986	684,050
ANSYS, Inc. (a)	277,800	51,860
Aspen Technology, Inc. (a)	389,500	44,368
Atlassian Corp. PLC (a)	669,250	64,342
Black Knight, Inc. (a)	1,129,350	58,670
Electronic Arts, Inc. (a)	434,800	52,389
Eventbrite, Inc.	35,100	1,333
Intuit, Inc.	394,517	89,713
Microsoft Corp.	7,748,331	886,177
Parametric Technology Corp. (a)	104,200	11,065
Paycom Software, Inc. (a)	287,581	44,693
RealPage, Inc. (a)	150,900	9,944
Red Hat, Inc. (a)	146,768	20,002
RingCentral, Inc. (a)	297,727	27,703
Salesforce.com, Inc. (a)	4,229,911	672,683
Splunk, Inc. (a)	15,100	1,826
SS&C Technologies Holdings, Inc.	589,824	33,520
Tableau Software, Inc. (a)	159,900	17,867
Tanium, Inc. Class B (a)(d)(e)	692,100	6,017
Trion World, Inc. (a)(d)(e)	702,569	0
Trion World, Inc. warrants 10/3/18 (a)(d)(e)	27,981	0
Ultimate Software Group, Inc. (a)	387,199	124,752
Workday, Inc. Class A (a)	1,185,225	173,019
Zendesk, Inc. (a)	202,151	14,353
		3,447,533
Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.	681,300	17,557
Pure Storage, Inc. Class A (a)	302,500	7,850
		25,407

TOTAL INFORMATION TECHNOLOGY		9,199,637

MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	118,300	19,762
DowDuPont, Inc.	519,300	33,396
International Flavors & Fragrances, Inc.	467,800	65,080
LG Chemical Ltd.	66,080	21,765
LyondellBasell Industries NV Class A	175,400	17,980
Nutrien Ltd.	723,720	41,788
Sherwin-Williams Co.	185,300	84,350
Westlake Chemical Corp.	352,100	29,263
		313,384
Metals & Mining - 0.8%
B2Gold Corp. (a)	33,009,932	75,136
Franco-Nevada Corp.	1,298,661	81,239
Ivanhoe Mines Ltd. (a)	7,931,000	16,886
Kirkland Lake Gold Ltd.	666,852	12,639
Newcrest Mining Ltd.	1,903,565	26,708
Novagold Resources, Inc. (a)	3,369,572	12,444
Randgold Resources Ltd. sponsored ADR	26,900	1,898
Steel Dynamics, Inc.	254,078	11,482
		238,432

TOTAL MATERIALS		551,816

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	713,675	103,697
Crown Castle International Corp.	253,400	28,211
Spirit MTA REIT	383,690	4,420
Spirit Realty Capital, Inc.	3,836,900	30,925
		167,253
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(b)	237,650	2,236
Realogy Holdings Corp. (b)	1,812,200	37,404
		39,640

TOTAL REAL ESTATE		206,893

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	2,679,200	143,042
Wireless Telecommunication Services - 0.0%
SoftBank Corp.	19,200	1,918
T-Mobile U.S., Inc. (a)	54,500	3,825
		5,743

TOTAL TELECOMMUNICATION SERVICES		148,785

UTILITIES - 1.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	1,739,000	74,029
Duke Energy Corp.	1,403,500	112,308
Exelon Corp.	2,076,800	90,673
IDACORP, Inc.	400,000	39,692
Southern Co.	1,709,900	74,552
Xcel Energy, Inc.	1,942,200	91,691
		482,945
TOTAL COMMON STOCKS
(Cost $15,822,032)		28,426,042

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	7,091,632	142
Leisure Products - 0.2%
Peloton Interactive, Inc.:
Series E (a)(d)(e)	2,769,852	39,997
Series F(d)(e)	990,692	14,306
		54,303
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. Series D (d)(e)	1,324,673	21,460

TOTAL CONSUMER DISCRETIONARY		75,905

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	21,314	7,947
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	10,791,166	24,388
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	166,247	2,884
Series F (a)(d)(e)	462,756	8,029
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	516,522	22,226
		33,139
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D (d)(e)	2,225,827	22,859
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	1,159,721	8,287

TOTAL HEALTH CARE		64,285

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	145,254	24,548
Series H (a)(d)(e)	42,094	7,114
		31,662
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	697,377	33,024
Series I (d)(e)	692,277	32,782
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	13,203,155	68,260
Series F, 8.00% (a)(d)(e)	8,808,645	45,541
Series G, 8.00% (a)(d)(e)	1,676,465	8,667
		188,274
Software - 0.1%
Magic Leap, Inc. Series D (a)(d)(e)	555,556	15,000

TOTAL INFORMATION TECHNOLOGY		203,274

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(d)(e)	35,018	2,810
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $342,056)		410,271
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (d)(e)(g)	313	80
Nonconvertible Bonds - 0.2%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (f)(h)	39,145	17,615
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	15,350	14,599
9% 12/15/25 (f)	15,888	17,100
		31,699

TOTAL NONCONVERTIBLE BONDS		49,314

TOTAL CORPORATE BONDS
(Cost $57,507)		49,394

Bank Loan Obligations - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA DIP, term loan 3 month U.S. LIBOR + 7.000% 5.7968% 11/15/18(g)(i)(j)
(Cost $2,369)	2,358	2,358
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $50,430)	50,430,153	24,892

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.11% (k)	491,980,609	492,079
Fidelity Securities Lending Cash Central Fund 2.11% (k)(l)	52,915,764	52,921
TOTAL MONEY MARKET FUNDS
(Cost $544,964)		545,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $16,819,358)		29,457,957
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(85,248)
NET ASSETS - 100%		$29,372,709

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $527,975,000 or 1.8% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,300,000 or 0.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $971,000 and $971,000, respectively.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D	5/4/18	$22,859
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Lyft, Inc. Series H	11/22/17	$27,718
Lyft, Inc. Series I	6/27/18	$32,782
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Peloton Interactive, Inc. Series F	8/30/18	$14,306
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,758
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,964
Fidelity Securities Lending Cash Central Fund	836
Total	$10,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,930,983	$4,798,129	$23,661	$109,193
Consumer Staples	1,299,413	1,174,118	117,348	7,947
Energy	2,060,604	2,060,604	--	--
Financials	4,051,564	4,027,176	--	24,388
Health Care	3,561,287	3,461,582	35,122	64,583
Industrials	2,136,302	2,048,859	3,686	83,757
Information Technology	9,402,911	9,162,177	29,862	210,872
Materials	551,816	551,816	--	--
Real Estate	209,703	206,893	--	2,810
Telecommunication Services	148,785	146,867	1,918	--
Utilities	482,945	482,945	--	--
Corporate Bonds	49,394	--	49,314	80
Bank Loan Obligations	2,358	--	2,358	--
Other	24,892	--	--	24,892
Money Market Funds	545,000	545,000	--	--
Total Investments in Securities:	$29,457,957	$28,666,166	$263,269	$528,522

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$504,148
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	5,925
Cost of Purchases	69,971
Proceeds of Sales	(51,522)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$528,522
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$5,981

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	80	Recovery value	Recovery value	25.6%	Increase
Equities	503,550	Market comparable	Enterprise value/Sales multiple (EV/S)	1.6 - 9.6 / 6.7	Increase
			Discount rate	25.0% - 78.0% / 34.8%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.7%	Decrease
			Price/Earnings multiple (P/E)	14.1	Increase
			Premium rate	24.0% - 94.0% / 34.4%	Increase
		Market approach	Transaction price	$2.50 - $544.29 / $75.36	Increase
			Discount rate	41.0%	Decrease
			Discount for lack of marketability	50.0%	Decrease
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
Other	24,892	Discount cash flow	Discount rate	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2018

CON-QTLY-1118
1.807733.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.3%
Mahindra & Mahindra Ltd.	8,654,702	$102,762
Maruti Suzuki India Ltd.	1,023,056	103,673
Tesla, Inc. (a)(b)	720,308	190,716
Toyota Motor Corp.	1,270,500	79,156
		476,307
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	22,528	2,655
Chegg, Inc. (a)	2,428,610	69,045
Weight Watchers International, Inc. (a)	2,194,869	158,009
		229,709
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	276,454	125,654
Domino's Pizza, Inc.	447,265	131,854
Eldorado Resorts, Inc. (a)	527,149	25,619
Hilton Worldwide Holdings, Inc.	3,169,161	256,005
Marriott International, Inc. Class A	3,156,064	416,695
McDonald's Corp.	4,510,297	754,528
Shake Shack, Inc. Class A (a)	210,610	13,271
Vail Resorts, Inc.	189,608	52,032
		1,775,658
Household Durables - 0.0%
SodaStream International Ltd. (a)	239,555	34,276
Internet & Direct Marketing Retail - 10.4%
Amazon.com, Inc. (a)	4,930,152	9,875,085
Netflix, Inc. (a)	9,357,020	3,500,742
Start Today Co. Ltd.	2,701,100	81,779
The Booking Holdings, Inc. (a)	262,890	521,574
		13,979,180
Leisure Products - 0.0%
Spin Master Corp. (a)(c)	102,214	4,053
Media - 0.6%
Discovery Communications, Inc. Class A (a)	1,913,833	61,243
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	7,151,419	265,961
Liberty SiriusXM Series C (a)	3,186,270	138,443
Sirius XM Holdings, Inc. (b)	5,306,467	33,537
The Walt Disney Co.	2,410,396	281,872
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	41,234	0
		781,056
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	793,675	76,272
Specialty Retail - 1.5%
Best Buy Co., Inc.	332,368	26,377
Burlington Stores, Inc. (a)	620,363	101,070
Home Depot, Inc.	5,355,896	1,109,474
John David Group PLC	2,186,747	13,085
Ross Stores, Inc.	287,496	28,491
TJX Companies, Inc.	6,703,253	750,898
Urban Outfitters, Inc. (a)	1,443,986	59,059
		2,088,454
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	1,913,502	468,551
Canada Goose Holdings, Inc. (a)	633,527	40,808
Kering SA	93,525	50,135
lululemon athletica, Inc. (a)	415,034	67,439
LVMH Moet Hennessy - Louis Vuitton SA	226,457	80,023
NIKE, Inc. Class B	3,877,178	328,475
Pinduoduo, Inc. ADR (b)	510,291	13,416
Ralph Lauren Corp.	489,715	67,360
Tapestry, Inc.	798,263	40,129
VF Corp.	2,119,349	198,053
		1,354,389

TOTAL CONSUMER DISCRETIONARY		20,799,354

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Diageo PLC	719,094	25,476
Keurig Dr. Pepper, Inc.	3,604,453	83,515
Kweichow Moutai Co. Ltd. (A Shares)	703,600	74,776
Monster Beverage Corp. (a)	1,573,242	91,689
The Coca-Cola Co.	4,585,111	211,786
		487,242
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	2,482,200	583,019
Food Products - 0.0%
The Simply Good Foods Co. (a)	2,008,014	39,056
Household Products - 0.1%
Colgate-Palmolive Co.	1,826,257	122,268
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	7,917,378	1,150,553
Kao Corp.	1,037,600	83,779
L'Oreal SA (a)	223,633	53,929
Shiseido Co. Ltd.	1,198,600	92,822
		1,381,083

TOTAL CONSUMER STAPLES		2,612,668

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Birchcliff Energy Ltd. (g)	21,425,567	86,256
Birchcliff Energy Ltd. (a)(c)(g)	686,127	2,762
BP PLC	21,466,702	164,537
Canadian Natural Resources Ltd.	8,184,915	267,413
Centennial Resource Development, Inc. Class A (a)(g)	22,023,379	481,211
Cheniere Energy, Inc. (a)	981,800	68,225
Chevron Corp.	471,252	57,625
Concho Resources, Inc. (a)	1,691,815	258,425
ConocoPhillips Co.	6,581,346	509,396
Continental Resources, Inc. (a)	4,803,463	327,980
Diamondback Energy, Inc.	2,733,094	369,487
Encana Corp.	8,581,748	112,483
EOG Resources, Inc.	7,954,572	1,014,765
Hess Corp.	6,981,400	499,729
Magnolia Oil & Gas Corp.	7,115,700	106,807
Marathon Petroleum Corp.	631,470	50,499
Occidental Petroleum Corp.	1,012,752	83,218
Phillips 66 Co.	3,568,763	402,271
Pioneer Natural Resources Co.	351,390	61,209
PrairieSky Royalty Ltd.	1,034,185	18,167
Reliance Industries Ltd.	25,926,439	449,788
Suncor Energy, Inc.	3,973,293	153,745
Valero Energy Corp.	2,585,341	294,083
		5,840,081
FINANCIALS - 14.9%
Banks - 6.9%
Bank of America Corp.	78,685,467	2,318,074
Citigroup, Inc.	34,141,606	2,449,319
HDFC Bank Ltd. sponsored ADR	4,974,644	468,114
JPMorgan Chase & Co.	22,660,160	2,556,972
Kotak Mahindra Bank Ltd.	11,135,666	175,320
M&T Bank Corp.	517,235	85,106
Metro Bank PLC (a)(b)(g)	5,723,431	221,858
Royal Bank of Canada	629,017	50,423
The Toronto-Dominion Bank	2,307,320	140,209
U.S. Bancorp	609,494	32,187
Wells Fargo & Co.	15,142,449	795,887
		9,293,469
Capital Markets - 1.9%
Bank of New York Mellon Corp.	10,179,092	519,032
Charles Schwab Corp.	13,946,932	685,492
IntercontinentalExchange, Inc.	1,044,555	78,227
Morgan Stanley	11,728,620	546,202
MSCI, Inc.	1,755,989	311,530
Oaktree Capital Group LLC Class A	2,045,820	84,697
S&P Global, Inc.	1,715,099	335,113
		2,560,293
Consumer Finance - 0.7%
American Express Co.	6,664,452	709,697
Synchrony Financial	8,712,251	270,777
		980,474
Diversified Financial Services - 5.0%
Alteryx, Inc. (a)(b)	238,992	13,673
Berkshire Hathaway, Inc. Class A (a)	20,745	6,638,401
		6,652,074
Insurance - 0.4%
Admiral Group PLC	5,529,446	149,907
AIA Group Ltd.	1,555,000	13,885
American International Group, Inc.	1,468,722	78,195
Chubb Ltd.	1,380,299	184,463
Fairfax Financial Holdings Ltd. (sub. vtg.)	174,253	94,670
Progressive Corp.	608,293	43,213
		564,333

TOTAL FINANCIALS		20,050,643

HEALTH CARE - 11.0%
Biotechnology - 2.4%
Acceleron Pharma, Inc. (a)	815,362	46,663
Agios Pharmaceuticals, Inc. (a)	1,407,897	108,577
Alnylam Pharmaceuticals, Inc. (a)	233,949	20,475
Amgen, Inc.	1,966,417	407,619
AnaptysBio, Inc. (a)	279,895	27,925
Arena Pharmaceuticals, Inc. (a)	482,281	22,195
bluebird bio, Inc. (a)	320,127	46,739
Celgene Corp. (a)	1,357,641	121,495
CSL Ltd.	68,958	10,025
Exact Sciences Corp. (a)	357,222	28,192
FibroGen, Inc. (a)	2,432,050	147,747
Galapagos Genomics NV sponsored ADR (a)	20,974	2,358
Genmab A/S (a)	421,499	66,281
Gilead Sciences, Inc.	3,648,766	281,721
Heron Therapeutics, Inc. (a)	625,113	19,785
Intrexon Corp. (a)(b)	3,092,078	53,246
Ligand Pharmaceuticals, Inc. Class B (a)	79,821	21,910
Neurocrine Biosciences, Inc. (a)	3,024,798	371,899
Regeneron Pharmaceuticals, Inc. (a)	637,702	257,657
Sage Therapeutics, Inc. (a)	404,104	57,080
Vertex Pharmaceuticals, Inc. (a)	5,688,628	1,096,426
Wuxi Biologics (Cayman), Inc. (a)	3,617,000	36,570
		3,252,585
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	210,686	15,456
Abiomed, Inc. (a)	78,528	35,318
Baxter International, Inc.	8,878,241	684,424
Becton, Dickinson & Co.	760,780	198,564
Boston Scientific Corp. (a)	17,840,847	686,873
Danaher Corp.	3,675,163	399,343
DexCom, Inc. (a)	1,260,333	180,278
Edwards Lifesciences Corp. (a)	2,260,692	393,586
Intuitive Surgical, Inc. (a)	1,061,659	609,392
Penumbra, Inc. (a)	270,135	40,439
ResMed, Inc.	1,419,705	163,749
Sonova Holding AG Class B	416,178	82,820
Stryker Corp.	321,330	57,094
		3,547,336
Health Care Providers & Services - 4.1%
Anthem, Inc.	1,078,734	295,627
Centene Corp. (a)	102,648	14,861
Elanco Animal Health, Inc.	1,109,493	38,710
HealthEquity, Inc. (a)	1,881,900	177,670
Humana, Inc.	1,657,719	561,171
Molina Healthcare, Inc. (a)	419,549	62,387
National Vision Holdings, Inc.	3,199,071	144,406
UnitedHealth Group, Inc.	15,761,189	4,193,107
		5,487,939
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	1,308,985	142,509
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	79,921	29,336
Mettler-Toledo International, Inc. (a)(g)	1,419,031	864,161
Morphosys AG (a)	115,819	12,385
PRA Health Sciences, Inc. (a)	940,453	103,629
Quintiles Transnational Holdings, Inc. (a)	938,008	121,697
Thermo Fisher Scientific, Inc.	869,835	212,309
		1,343,517
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR	4,548,959	180,002
Eli Lilly & Co.	1,326,616	142,359
Idorsia Ltd. (a)	1,969,001	49,596
Ipsen SA	143,135	24,064
Jazz Pharmaceuticals PLC (a)	398,546	67,008
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,264,900	20,938
MyoKardia, Inc. (a)	194,944	12,710
Nektar Therapeutics (a)	3,058,962	186,474
Roche Holding AG (participation certificate)	324,715	78,521
Supernus Pharmaceuticals, Inc. (a)	852,236	42,910
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,509,225	183,289
Zoetis, Inc. Class A	786,809	72,040
		1,059,911

TOTAL HEALTH CARE		14,833,797

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	613,917	194,839
Raytheon Co.	1,268,060	262,057
Rolls-Royce Holdings PLC	2,098,006	26,992
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	295,578	49,953
Class C (e)(f)	12,991	2,195
The Boeing Co.	2,058,767	765,655
TransDigm Group, Inc.	228,688	85,141
		1,386,832
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	886,981	86,853
Expeditors International of Washington, Inc.	1,081,844	79,548
FedEx Corp.	1,147,475	276,301
XPO Logistics, Inc. (a)	1,791,262	204,508
		647,210
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	2,107,085	202,364
Southwest Airlines Co.	3,236,470	202,118
		404,482
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	3,432,652	84,649
Masco Corp.	1,406,878	51,492
Toto Ltd.	3,009,200	124,876
		261,017
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,094,645	216,532
Clean TeQ Holdings Ltd. (a)(b)(g)	42,601,169	16,783
Copart, Inc. (a)	767,537	39,551
TulCo LLC (a)(d)(e)(f)	140,771	76,620
		349,486
Electrical Equipment - 0.7%
AMETEK, Inc.	1,135,558	89,845
Fortive Corp. (b)	9,196,767	774,368
Melrose Industries PLC	11,661,096	30,383
		894,596
Industrial Conglomerates - 0.4%
3M Co.	1,527,976	321,960
General Electric Co.	15,609,985	176,237
Roper Technologies, Inc.	44,928	13,308
		511,505
Machinery - 0.4%
Caterpillar, Inc.	17,137	2,613
Deere & Co.	2,072,413	311,546
IDEX Corp.	163,064	24,567
Ingersoll-Rand PLC	129,516	13,249
PACCAR, Inc.	1,769,204	120,642
Rexnord Corp. (a)	2,373,762	73,112
Xylem, Inc.	474,312	37,883
		583,612
Professional Services - 0.5%
FTI Consulting, Inc. (a)	1,349,299	98,755
IHS Markit Ltd. (a)	1,908,595	102,988
Recruit Holdings Co. Ltd.	2,397,100	80,002
Robert Half International, Inc.	545,250	38,375
SR Teleperformance SA	85,349	16,103
TransUnion Holding Co., Inc.	4,445,171	327,076
		663,299
Road & Rail - 0.5%
CSX Corp.	7,238,888	536,040
Union Pacific Corp.	1,205,794	196,339
		732,379
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,449,486	66,502
HD Supply Holdings, Inc. (a)	903,729	38,671
W.W. Grainger, Inc.	974,977	348,467
		453,640

TOTAL INDUSTRIALS		6,888,058

INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	1,516,693	403,228
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A (g)	22,191,314	2,086,427
CDW Corp.	222,082	19,748
Dolby Laboratories, Inc. Class A	1,372,630	96,043
FLIR Systems, Inc.	228,286	14,033
Zebra Technologies Corp. Class A (a)	334,446	59,140
		2,275,391
Internet Software & Services - 12.8%
Alphabet, Inc.:
Class A (a)	3,535,039	4,267,075
Class C (a)	3,228,081	3,852,618
CarGurus, Inc. Class A	2,403,126	133,830
Coupa Software, Inc. (a)	722,184	57,125
DocuSign, Inc.	388,944	20,447
Dropbox, Inc. Class A (a)(b)	5,875,366	157,636
Facebook, Inc. Class A (a)	46,925,342	7,717,342
Farfetch Ltd. Class A	273,748	7,454
GrubHub, Inc. (a)	622,279	86,260
IAC/InterActiveCorp(a)	394,689	85,537
MongoDB, Inc. Class A	1,562,283	127,404
New Relic, Inc. (a)	1,659,199	156,346
Nutanix, Inc. Class B (a)(c)	3,060,752	130,755
Okta, Inc. (a)	2,562,346	180,287
Shopify, Inc. Class A (a)	1,067,154	175,401
Spotify Technology SA (a)	283,513	51,268
SurveyMonkey	308,292	4,942
The Trade Desk, Inc. (a)	26,177	3,950
Twilio, Inc. Class A (a)	48,805	4,211
Wix.com Ltd. (a)	306,466	36,684
		17,256,572
IT Services - 7.8%
Accenture PLC Class A	1,286,131	218,899
Adyen BV (c)	135,881	110,909
ASAC II LP (a)(e)(f)	39,494,500	6,635
EPAM Systems, Inc. (a)	706,768	97,322
Fiserv, Inc. (a)	3,382,506	278,651
FleetCor Technologies, Inc. (a)	567,058	129,198
Gartner, Inc. (a)	25,375	4,022
Global Payments, Inc.	2,697,352	343,643
MasterCard, Inc. Class A	11,873,681	2,643,200
Netcompany Group A/S	472,283	16,986
PayPal Holdings, Inc. (a)	25,085,816	2,203,538
Square, Inc. (a)	2,448,972	242,473
Visa, Inc. Class A	26,613,120	3,994,363
Worldpay, Inc. (a)	1,559,613	157,942
		10,447,781
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	12,767,971	394,403
Analog Devices, Inc.	392,086	36,252
Intel Corp.	1,466,282	69,340
NVIDIA Corp.	4,419,266	1,241,902
Texas Instruments, Inc.	4,039,722	433,422
		2,175,319
Software - 14.5%
Activision Blizzard, Inc.	30,040,944	2,499,106
Adobe Systems, Inc. (a)	12,456,929	3,362,748
Atlassian Corp. PLC (a)	3,557,722	342,039
Black Knight, Inc. (a)	21,210	1,102
Electronic Arts, Inc. (a)	4,721,044	568,839
Eventbrite, Inc. (b)	159,741	6,065
Intuit, Inc.	1,489,567	338,728
Microsoft Corp.	45,831,132	5,241,707
Parametric Technology Corp. (a)	564,589	59,954
Paycom Software, Inc. (a)	1,832,093	284,726
RealPage, Inc. (a)	1,082,014	71,305
Red Hat, Inc. (a)	1,174,910	160,117
RingCentral, Inc. (a)	2,377,438	221,221
Salesforce.com, Inc. (a)	26,969,262	4,288,922
Splunk, Inc. (a)	109,392	13,227
SS&C Technologies Holdings, Inc.	3,813,483	216,720
Tableau Software, Inc. (a)	1,083,105	121,026
Tanium, Inc. Class B (a)(e)(f)	2,944,100	25,595
Trion World, Inc. (a)(e)(f)	4,607,810	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	183,516	0
Ultimate Software Group, Inc. (a)	1,454,839	468,735
Workday, Inc. Class A (a)	8,426,089	1,230,040
Zendesk, Inc. (a)	1,100,036	78,103
		19,600,025
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	15,628,551	3,527,989
HP, Inc.	4,452,019	114,729
Pure Storage, Inc. Class A (a)	1,682,308	43,656
		3,686,374

TOTAL INFORMATION TECHNOLOGY		55,844,690

MATERIALS - 1.7%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,368,039	228,531
DowDuPont, Inc.	7,780,749	500,380
Growmax Resources Corp. (a)(c)	3,314,963	295
LyondellBasell Industries NV Class A	1,134,317	116,279
Sherwin-Williams Co.	1,121,046	510,311
Westlake Chemical Corp.	2,247,988	186,830
		1,542,626
Metals & Mining - 0.6%
B2Gold Corp. (a)(g)	52,446,340	119,376
BHP Billiton Ltd.	1,556,668	38,778
Franco-Nevada Corp.	3,669,707	229,561
Ivanhoe Mines Ltd. (a)(g)	49,330,382	105,027
Ivanhoe Mines Ltd. (a)(c)(g)	14,186,691	30,204
Kirkland Lake Gold Ltd.	3,261,326	61,810
Novagold Resources, Inc. (a)	7,809,207	28,839
Nucor Corp.	922,677	58,544
Randgold Resources Ltd. sponsored ADR	197,403	13,927
Steel Dynamics, Inc.	1,947,252	87,996
		774,062

TOTAL MATERIALS		2,316,688

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	195,828	28,454
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	1,307,207	12,301
WeWork Companies, Inc. Class A (a)(e)(f)	607,163	48,725
		61,026

TOTAL REAL ESTATE		89,480

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	140,500	14,036
T-Mobile U.S., Inc. (a)	1,805,268	126,694
		140,730
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	507,796	12,634
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	309,313	11,568

TOTAL UTILITIES		24,202

TOTAL COMMON STOCKS
(Cost $58,758,284)		129,440,391

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)(f)	578,817	60,926
Series E (a)(e)(f)	388,853	40,931
Handy Technologies, Inc. Series C (a)(e)(f)	3,537,042	20,727
		122,584
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(e)(f)	154,611	57,647
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(e)(f)	664,987	11,538
Series F (a)(e)(f)	3,348,986	58,105
Generation Bio Series B (e)(f)	2,430,600	22,230
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	2,100,446	90,382
		182,255
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	35,877,127	682
Mulberry Health, Inc.:
Series A (e)(f)	600,009	4,288
Series A8 (a)(e)(f)	7,960,894	56,887
Series AA (e)(f)	49,783	356
		62,213

TOTAL HEALTH CARE		244,468

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	558,215	94,338
Series H (a)(e)(f)	120,282	20,328
		114,666
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Lyft, Inc.:
Series H (e)(f)	1,553,259	73,553
Series I (e)(f)	1,380,203	65,358
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	54,841,080	283,528
Series F, 8.00% (a)(e)(f)	3,455,720	17,866
Series G, 8.00% (a)(e)(f)	4,301,275	22,238
Uber Technologies, Inc. Series D, 8.00% (a)(e)(f)	2,021,080	98,568
		561,111
Software - 0.1%
Carbon, Inc. Series D (f)	915,425	23,362
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	6,547,014	72,017
Delphix Corp. Series D (a)(e)(f)	3,712,687	29,516
		124,895

TOTAL INFORMATION TECHNOLOGY		686,006

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(e)(f)	5,464,465	438,523
Series F (a)(e)(f)	253,732	20,362
		458,885
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(e)(f)	2,124,227	2,719
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,037,300)		1,686,975
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(h)	2,054	526
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	108,950	103,617
9% 12/15/25 (c)	112,396	120,971
		224,588
TOTAL CORPORATE BONDS
(Cost $215,556)		225,114
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.11% (i)	3,418,343,099	3,419,027
Fidelity Securities Lending Cash Central Fund 2.11% (i)(j)	579,087,985	579,146
TOTAL MONEY MARKET FUNDS
(Cost $3,998,172)		3,998,173
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $64,009,312)		135,350,653
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(563,688)
NET ASSETS - 100%		$134,786,965

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $503,566,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,873,862,000 or 1.4% of net assets.

 (f) Level 3 security

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$51,503
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Lyft, Inc. Series I	6/27/18	$65,358
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,173
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,654
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$36,728
Fidelity Securities Lending Cash Central Fund	8,455
Total	$45,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$29,600	$87,464	$14,552	$69,158	$67,708	$2,086,427
B2Gold Corp.	153,772	16,481	6,684	--	2,296	(46,489)	119,376
Birchcliff Energy Ltd.	73,246	4,953	3,872	1,045	(1,847)	13,776	86,256
Birchcliff Energy Ltd.	2,402	--	--	34	--	360	2,762
Centennial Resource Development, Inc. Class A	423,982	22,709	11,924	--	3,880	42,564	481,211
Clean TeQ Holdings Ltd.	--	39,493	811	--	(337)	(21,562)	16,783
Ivanhoe Mines Ltd.	172,912	--	4,061	--	2,799	(66,623)	105,027
Ivanhoe Mines Ltd.	49,727	--	1,168	--	(1,506)	(16,849)	30,204
Metro Bank PLC	287,797	--	10,065	--	7,327	(63,201)	221,858
Mettler-Toledo International, Inc.	1,077,667	12,490	195,742	--	83,366	(113,620)	864,161
Total	$4,248,930	$125,726	$321,791	$15,631	$165,136	$(203,936)	$4,014,065

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$20,921,938	$20,640,175	$159,179	$122,584
Consumer Staples	2,670,315	2,587,192	25,476	57,647
Energy	5,840,081	5,675,544	164,537	--
Financials	20,050,643	20,050,643	--	--
Health Care	15,078,265	14,755,276	78,521	244,468
Industrials	7,002,724	6,732,298	26,992	243,434
Information Technology	56,530,696	55,812,460	--	718,236
Materials	2,316,688	2,277,910	38,778	--
Real Estate	548,365	40,755	--	507,610
Telecommunication Services	143,449	126,694	14,036	2,719
Utilities	24,202	24,202	--	--
Corporate Bonds	225,114	--	224,588	526
Money Market Funds	3,998,173	3,998,173	--	--
Total Investments in Securities:	$135,350,653	$132,721,322	$732,107	$1,897,224

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	49,781
Net Unrealized Gain (Loss) on Investment Securities	243,585
Cost of Purchases	124,928
Proceeds of Sales	(124,276)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,897,224
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$275,921

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$526	Recovery value	Recovery value	25.6%	Increase
Equities	$1,896,698	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 16.0 / 7.8	Increase
			Transaction price	$9.15	Increase
			Discount rate	30.0% - 78.0% / 48.7%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 11.4%	Decrease
			Premium rate	7.5% - 308.0% / 40.8%	Increase
		Market approach	Transaction price	$0.81 - $544.29 / $114.67	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund® K6

September 30, 2018

CONK6-QTLY-1118
1.9883976.101

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Automobiles - 0.3%
Mahindra & Mahindra Ltd.	329,408	$3,911,237
Maruti Suzuki India Ltd.	39,459	3,998,659
Tesla, Inc. (a)	28,914	7,655,560
Toyota Motor Corp.	48,300	3,009,225
		18,574,681
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	895	105,467
Chegg, Inc. (a)	93,133	2,647,771
Weight Watchers International, Inc. (a)	89,661	6,454,695
		9,207,933
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	11,036	5,016,083
Domino's Pizza, Inc.	18,055	5,322,614
Eldorado Resorts, Inc. (a)	20,050	974,430
Hilton Worldwide Holdings, Inc.	130,213	10,518,606
Marriott International, Inc. Class A	129,756	17,131,685
McDonald's Corp.	185,393	31,014,395
Shake Shack, Inc. Class A (a)	7,892	497,275
Vail Resorts, Inc.	7,322	2,009,303
		72,484,391
Household Durables - 0.0%
SodaStream International Ltd. (a)	9,154	1,309,754
Internet & Direct Marketing Retail - 10.6%
Amazon.com, Inc. (a)	202,583	405,773,749
Netflix, Inc. (a)	384,541	143,868,324
Start Today Co. Ltd.	107,000	3,239,571
The Booking Holdings, Inc. (a)	10,792	21,411,328
		574,292,972
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	4,189	166,114
Media - 0.6%
Discovery Communications, Inc. Class A (a)(c)	75,760	2,424,320
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	290,057	10,787,220
Liberty SiriusXM Series C (a)	125,868	5,468,965
Sirius XM Holdings, Inc. (c)	214,938	1,358,408
The Walt Disney Co.	98,954	11,571,681
		31,610,594
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	32,417	3,115,274
Specialty Retail - 1.6%
Best Buy Co., Inc.	13,332	1,058,028
Burlington Stores, Inc. (a)	25,196	4,104,932
Home Depot, Inc.	220,075	45,588,536
John David Group PLC	84,836	507,651
Ross Stores, Inc.	11,097	1,099,713
TJX Companies, Inc.	275,411	30,851,540
Urban Outfitters, Inc. (a)	53,814	2,200,993
		85,411,393
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	78,613	19,249,607
Canada Goose Holdings, Inc. (a)	24,259	1,562,613
Kering SA	3,531	1,892,817
lululemon athletica, Inc. (a)	15,421	2,505,758
LVMH Moet Hennessy - Louis Vuitton SA	9,230	3,261,614
NIKE, Inc. Class B	158,234	13,405,584
Pinduoduo, Inc. ADR	20,209	531,295
Ralph Lauren Corp.	18,869	2,595,431
Tapestry, Inc.	32,374	1,627,441
VF Corp.	86,421	8,076,042
		54,708,202

TOTAL CONSUMER DISCRETIONARY		850,881,308

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Diageo PLC	27,629	978,843
Keurig Dr. Pepper, Inc.	140,362	3,252,188
Kweichow Moutai Co. Ltd. (A Shares)	26,800	2,848,221
Monster Beverage Corp. (a)	60,229	3,510,146
The Coca-Cola Co.	183,733	8,486,627
		19,076,025
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	101,357	23,806,732
Food Products - 0.0%
The Simply Good Foods Co. (a)	71,833	1,397,152
Household Products - 0.1%
Colgate-Palmolive Co.	71,202	4,766,974
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	325,429	47,291,342
Kao Corp.	41,400	3,342,753
L'Oreal SA (a)	7,314	1,763,772
Shiseido Co. Ltd.	47,100	3,647,535
		56,045,402

TOTAL CONSUMER STAPLES		105,092,285

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Birchcliff Energy Ltd.	832,627	3,352,038
BP PLC	860,840	6,598,118
Canadian Natural Resources Ltd.	336,399	10,990,623
Centennial Resource Development, Inc. Class A (a)	763,954	16,692,395
Cheniere Energy, Inc. (a)	37,200	2,585,028
Chevron Corp.	17,948	2,194,681
Concho Resources, Inc. (a)	68,619	10,481,552
ConocoPhillips Co.	268,535	20,784,609
Continental Resources, Inc. (a)	197,416	13,479,564
Diamondback Energy, Inc.	111,586	15,085,311
Encana Corp.	339,778	4,453,561
EOG Resources, Inc.	326,656	41,671,506
Hess Corp.	286,687	20,521,055
Magnolia Oil & Gas Corp.	154,000	2,311,540
Marathon Petroleum Corp.	25,130	2,009,646
Occidental Petroleum Corp.	41,637	3,421,312
Phillips 66 Co.	144,728	16,313,740
Pioneer Natural Resources Co.	13,436	2,340,417
PrairieSky Royalty Ltd.	40,026	703,124
Reliance Industries Ltd.	1,031,382	17,893,077
Suncor Energy, Inc.	156,734	6,064,774
Valero Energy Corp.	106,214	12,081,843
		232,029,514
FINANCIALS - 15.0%
Banks - 7.0%
Bank of America Corp.	3,233,884	95,270,223
Citigroup, Inc.	1,403,213	100,666,501
HDFC Bank Ltd. sponsored ADR	196,907	18,528,949
JPMorgan Chase & Co.	931,310	105,089,020
Kotak Mahindra Bank Ltd.	442,972	6,974,167
M&T Bank Corp.	20,469	3,367,969
Metro Bank PLC (a)	233,603	9,055,180
Royal Bank of Canada	23,688	1,898,855
The Toronto-Dominion Bank	90,593	5,505,086
U.S. Bancorp	23,814	1,257,617
Wells Fargo & Co.	599,641	31,517,131
		379,130,698
Capital Markets - 1.9%
Bank of New York Mellon Corp.	418,305	21,329,372
Charles Schwab Corp.	573,192	28,172,387
IntercontinentalExchange, Inc.	40,588	3,039,635
Morgan Stanley	470,133	21,894,094
MSCI, Inc.	72,149	12,799,954
Oaktree Capital Group LLC Class A	81,452	3,372,113
S&P Global, Inc.	70,511	13,777,144
		104,384,699
Consumer Finance - 0.8%
American Express Co.	271,860	28,950,371
Synchrony Financial	358,705	11,148,551
		40,098,922
Diversified Financial Services - 4.9%
Alteryx, Inc. (a)	9,321	533,254
Berkshire Hathaway, Inc. Class A (a)	828	264,960,041
		265,493,295
Insurance - 0.4%
Admiral Group PLC	227,259	6,161,155
AIA Group Ltd.	61,200	546,460
American International Group, Inc.	58,573	3,118,427
Chubb Ltd.	53,995	7,215,892
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,020	3,813,893
Progressive Corp.	24,207	1,719,665
		22,575,492

TOTAL FINANCIALS		811,683,106

HEALTH CARE - 11.1%
Biotechnology - 2.4%
Acceleron Pharma, Inc. (a)	31,449	1,799,826
Agios Pharmaceuticals, Inc. (a)	46,717	3,602,815
Alnylam Pharmaceuticals, Inc. (a)	8,152	713,463
Amgen, Inc.	79,971	16,577,189
AnaptysBio, Inc. (a)	10,623	1,059,857
Arena Pharmaceuticals, Inc. (a)	17,608	810,320
bluebird bio, Inc. (a)	11,498	1,678,708
Celgene Corp. (a)	55,811	4,994,526
CSL Ltd.	2,718	395,122
Exact Sciences Corp. (a)	14,136	1,115,613
FibroGen, Inc. (a)	99,916	6,069,897
Galapagos Genomics NV sponsored ADR (a)	1,221	137,277
Genmab A/S (a)	15,840	2,490,837
Gilead Sciences, Inc.	147,120	11,359,135
Heron Therapeutics, Inc. (a)	23,961	758,366
Intrexon Corp. (a)(c)	127,107	2,188,783
Ligand Pharmaceuticals, Inc. Class B (a)	3,181	873,153
Neurocrine Biosciences, Inc. (a)	121,335	14,918,138
Regeneron Pharmaceuticals, Inc. (a)	25,888	10,459,788
Sage Therapeutics, Inc. (a)	15,491	2,188,104
Vertex Pharmaceuticals, Inc. (a)	233,664	45,036,399
Wuxi Biologics (Cayman), Inc. (a)	140,500	1,420,552
		130,647,868
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	8,250	605,220
Abiomed, Inc. (a)	3,089	1,389,278
Baxter International, Inc.	354,330	27,315,300
Becton, Dickinson & Co.	30,499	7,960,239
Boston Scientific Corp. (a)	733,280	28,231,280
Danaher Corp.	150,914	16,398,315
DexCom, Inc. (a)	51,026	7,298,759
Edwards Lifesciences Corp. (a)	92,155	16,044,186
Intuitive Surgical, Inc. (a)	43,671	25,067,154
Penumbra, Inc. (a)	10,635	1,592,060
ResMed, Inc.	57,853	6,672,765
Sonova Holding AG Class B	16,313	3,246,310
Stryker Corp.	12,199	2,167,518
		143,988,384
Health Care Providers & Services - 4.1%
Anthem, Inc.	43,266	11,857,047
Centene Corp. (a)	3,881	561,891
Elanco Animal Health, Inc.	44,207	1,542,382
HealthEquity, Inc. (a)	76,858	7,256,164
Humana, Inc.	67,698	22,917,127
Molina Healthcare, Inc. (a)	16,339	2,429,609
National Vision Holdings, Inc.	126,233	5,698,158
UnitedHealth Group, Inc.	647,810	172,343,372
		224,605,750
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	53,012	5,771,416
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	3,048	1,118,799
Mettler-Toledo International, Inc. (a)	58,309	35,509,015
Morphosys AG (a)	4,472	478,203
PRA Health Sciences, Inc. (a)	38,134	4,201,985
Quintiles Transnational Holdings, Inc. (a)	37,863	4,912,346
Thermo Fisher Scientific, Inc.	35,229	8,598,694
		54,819,042
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR	185,708	7,348,466
Eli Lilly & Co.	54,208	5,817,060
Idorsia Ltd. (a)	76,065	1,915,964
Ipsen SA	5,483	921,802
Jazz Pharmaceuticals PLC (a)	15,409	2,590,715
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	77,600	717,384
MyoKardia, Inc. (a)	7,321	477,329
Nektar Therapeutics (a)	126,112	7,687,788
Roche Holding AG (participation certificate)	12,415	3,002,139
Supernus Pharmaceuticals, Inc. (a)	34,357	1,729,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	346,139	7,455,834
Zoetis, Inc. Class A	31,251	2,861,342
		42,525,698

TOTAL HEALTH CARE		602,358,158

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	25,015	7,939,011
Raytheon Co.	51,772	10,699,202
Rolls-Royce Holdings PLC	83,394	1,072,897
The Boeing Co.	84,546	31,442,657
TransDigm Group, Inc.	9,286	3,457,178
		54,610,945
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	35,075	3,434,544
Expeditors International of Washington, Inc.	43,108	3,169,731
FedEx Corp.	46,648	11,232,372
XPO Logistics, Inc. (a)	71,898	8,208,595
		26,045,242
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	86,033	8,262,609
Southwest Airlines Co.	131,281	8,198,498
		16,461,107
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	140,158	3,456,296
Masco Corp.	55,653	2,036,900
Toto Ltd.	119,700	4,967,308
		10,460,504
Commercial Services & Supplies - 0.2%
Cintas Corp.	43,898	8,683,463
Clean TeQ Holdings Ltd. (a)(c)	1,513,079	596,082
Copart, Inc. (a)	29,752	1,533,121
TulCo LLC (a)(d)(e)(f)	1,552	844,735
		11,657,401
Electrical Equipment - 0.7%
AMETEK, Inc.	43,497	3,441,483
Fortive Corp.	375,441	31,612,132
Melrose Industries PLC	409,340	1,066,534
		36,120,149
Industrial Conglomerates - 0.4%
3M Co.	62,879	13,249,234
General Electric Co.	618,979	6,988,273
Roper Technologies, Inc.	1,810	536,140
		20,773,647
Machinery - 0.4%
Caterpillar, Inc.	623	95,001
Deere & Co.	84,601	12,718,068
IDEX Corp.	6,095	918,273
Ingersoll-Rand PLC	5,051	516,717
PACCAR, Inc.	71,790	4,895,360
Rexnord Corp. (a)	94,509	2,910,877
Xylem, Inc.	16,875	1,347,806
		23,402,102
Professional Services - 0.5%
FTI Consulting, Inc. (a)	52,780	3,862,968
IHS Markit Ltd. (a)	77,955	4,206,452
Recruit Holdings Co. Ltd.	94,100	3,140,532
Robert Half International, Inc.	20,910	1,471,646
SR Teleperformance SA	3,067	578,653
TransUnion Holding Co., Inc.	182,660	13,440,123
		26,700,374
Road & Rail - 0.6%
CSX Corp.	297,519	22,031,282
Union Pacific Corp.	49,171	8,006,514
		30,037,796
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	56,917	2,611,352
HD Supply Holdings, Inc. (a)	33,862	1,448,955
W.W. Grainger, Inc.	39,766	14,212,766
		18,273,073

TOTAL INDUSTRIALS		274,542,340

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	61,508	16,352,517
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	912,045	85,750,471
CDW Corp.	8,451	751,463
Dolby Laboratories, Inc. Class A	54,578	3,818,823
FLIR Systems, Inc.	8,530	524,339
Zebra Technologies Corp. Class A (a)	13,521	2,390,918
		93,236,014
Internet Software & Services - 12.8%
Alphabet, Inc.:
Class A (a)	145,235	175,310,264
Class C (a)	132,634	158,294,700
CarGurus, Inc. Class A	95,679	5,328,364
Coupa Software, Inc. (a)	27,294	2,158,955
DocuSign, Inc.	15,456	812,522
Dropbox, Inc. Class A (a)	241,390	6,476,494
Facebook, Inc. Class A (a)	1,868,328	307,265,223
Farfetch Ltd. Class A	10,556	287,440
GrubHub, Inc. (a)	25,205	3,493,917
IAC/InterActiveCorp (a)	15,542	3,368,262
MongoDB, Inc. Class A	64,111	5,228,252
New Relic, Inc. (a)	65,959	6,215,317
Okta, Inc. (a)	102,211	7,191,566
Shopify, Inc. Class A (a)	39,059	6,419,870
Spotify Technology SA (a)	10,859	1,963,633
SurveyMonkey	12,308	197,297
The Trade Desk, Inc. (a)	1,112	167,812
Twilio, Inc. Class A (a)	1,909	164,709
Wix.com Ltd. (a)	11,626	1,391,632
		691,736,229
IT Services - 7.9%
Accenture PLC Class A	52,367	8,912,863
Adyen BV (b)	5,300	4,325,956
EPAM Systems, Inc. (a)	28,831	3,970,029
Fiserv, Inc. (a)	137,179	11,300,806
FleetCor Technologies, Inc. (a)	23,449	5,342,620
Gartner, Inc. (a)	1,250	198,125
Global Payments, Inc.	110,808	14,116,939
MasterCard, Inc. Class A	488,016	108,637,242
Netcompany Group A/S	18,719	673,230
PayPal Holdings, Inc. (a)	1,031,010	90,563,918
Square, Inc. (a)	99,368	9,838,426
Visa, Inc. Class A	1,093,682	164,150,731
Worldpay, Inc. (a)	63,645	6,445,329
		428,476,214
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	521,171	16,098,972
Analog Devices, Inc.	15,457	1,429,154
Intel Corp.	58,823	2,781,740
NVIDIA Corp.	181,507	51,007,097
Texas Instruments, Inc.	166,243	17,836,211
		89,153,174
Software - 14.8%
Activision Blizzard, Inc.	1,234,555	102,702,630
Adobe Systems, Inc. (a)	511,922	138,193,344
Atlassian Corp. PLC (a)	145,211	13,960,586
Black Knight, Inc. (a)	728	37,820
Electronic Arts, Inc. (a)	194,023	23,377,831
Eventbrite, Inc.	6,359	241,451
Intuit, Inc.	61,215	13,920,291
Microsoft Corp.	1,883,804	215,450,663
Parametric Technology Corp. (a)	22,536	2,393,098
Paycom Software, Inc. (a)	74,328	11,551,314
RealPage, Inc. (a)	40,890	2,694,651
Red Hat, Inc. (a)	46,670	6,360,188
RingCentral, Inc. (a)	97,673	9,088,473
Salesforce.com, Inc. (a)	1,108,393	176,267,739
Splunk, Inc. (a)	4,312	521,364
SS&C Technologies Holdings, Inc.	155,147	8,817,004
Tableau Software, Inc. (a)	43,239	4,831,526
Ultimate Software Group, Inc. (a)	59,921	19,305,947
Workday, Inc. Class A (a)	346,429	50,571,705
Zendesk, Inc. (a)	43,513	3,089,423
		803,377,048
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	642,368	145,008,152
HP, Inc.	174,852	4,505,936
Pure Storage, Inc. Class A (a)	63,730	1,653,794
		151,167,882

TOTAL INFORMATION TECHNOLOGY		2,273,499,078

MATERIALS - 1.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	55,887	9,335,923
DowDuPont, Inc.	318,093	20,456,561
Growmax Resources Corp. (a)(b)	108,800	9,687
LyondellBasell Industries NV Class A	45,278	4,641,448
Sherwin-Williams Co.	45,711	20,808,104
Westlake Chemical Corp.	89,402	7,430,200
		62,681,923
Metals & Mining - 0.5%
B2Gold Corp. (a)	1,925,366	4,382,438
BHP Billiton Ltd.	58,498	1,457,238
Franco-Nevada Corp.	148,797	9,308,092
Ivanhoe Mines Ltd. (a)	1,887,989	4,019,641
Ivanhoe Mines Ltd. (a)(b)	463,154	986,083
Kirkland Lake Gold Ltd.	124,075	2,351,532
Novagold Resources, Inc. (a)	277,340	1,024,203
Nucor Corp.	33,821	2,145,942
Randgold Resources Ltd. sponsored ADR	7,897	557,133
Steel Dynamics, Inc.	74,722	3,376,687
		29,608,989

TOTAL MATERIALS		92,290,912

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	7,200	1,046,160
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	43,902	413,118

TOTAL REAL ESTATE		1,459,278

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	5,400	539,458
T-Mobile U.S., Inc. (a)	70,595	4,954,357
		5,493,815
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	18,303	455,379
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	11,158	417,309

TOTAL UTILITIES		872,688

TOTAL COMMON STOCKS
(Cost $4,544,374,309)		5,250,202,482

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(e)(f)	1,222	455,623
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(e)(f)	26,649	462,360
Generation Bio Series B (e)(f)	48,000	438,994
		901,354
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Lyft, Inc.:
Series H (e)(f)	16,404	776,793
Series I (e)(f)	41,454	1,963,009
		2,739,802
Software - 0.0%
Carbon, Inc. Series D (f)	9,678	246,983
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	83,500	918,500
		1,165,483

TOTAL INFORMATION TECHNOLOGY		3,905,285

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,000,551)		5,262,262
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (b)	3,440,000	3,271,612
9% 12/15/25 (b)	3,540,000	3,810,067
(Cost $6,764,969)		7,081,679
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.11% (g)	143,017,368	143,045,971
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	5,039,379	5,039,883
TOTAL MONEY MARKET FUNDS
(Cost $148,085,854)		148,085,854
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,704,225,683)		5,410,632,277
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,277,902
NET ASSETS - 100%		$5,412,910,179

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,569,519 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,860,014 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$370,000
Cloudflare, Inc. Series D, 8.00%	9/10/18	$918,500
Generation Bio Series B	2/21/18	$438,994
Lyft, Inc. Series H	11/22/17	$651,995
Lyft, Inc. Series I	6/27/18	$1,963,009
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17 - 9/7/18	$651,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,444,922
Fidelity Securities Lending Cash Central Fund	84,244
Total	$1,529,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$850,881,308	$844,610,469	$6,270,839	$--
Consumer Staples	105,547,908	104,113,442	978,843	455,623
Energy	232,029,514	225,431,396	6,598,118	--
Financials	811,683,106	811,683,106	--	--
Health Care	603,259,512	599,356,019	3,002,139	901,354
Industrials	274,542,340	272,624,708	1,072,897	844,735
Information Technology	2,277,404,363	2,273,499,078	--	3,905,285
Materials	92,290,912	90,833,674	1,457,238	--
Real Estate	1,459,278	1,459,278	--	--
Telecommunication Services	5,493,815	4,954,357	539,458	--
Utilities	872,688	872,688	--	--
Corporate Bonds	7,081,679	--	7,081,679	--
Money Market Funds	148,085,854	148,085,854	--	--
Total Investments in Securities:	$5,410,632,277	$5,377,524,069	$27,001,211	$6,106,997

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

September 30, 2018

ZPI-QTLY-1118
1.9881593.101

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.3%
Mahindra & Mahindra Ltd.	2,597	$30,836
Maruti Suzuki India Ltd.	300	30,401
Toyota Motor Corp.	300	18,691
		79,928
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	658	18,707
Weight Watchers International, Inc. (a)	1,500	107,985
		126,692
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	81	36,816
Domino's Pizza, Inc.	124	36,555
Eldorado Resorts, Inc. (a)	300	14,580
Hilton Worldwide Holdings, Inc.	720	58,162
Marriott International, Inc. Class A	1,329	175,468
McDonald's Corp.	1,166	195,060
Shake Shack, Inc. Class A (a)	100	6,301
Vail Resorts, Inc.	34	9,330
		532,272
Household Durables - 0.0%
SodaStream International Ltd. (a)	63	9,014
Internet & Direct Marketing Retail - 10.2%
Amazon.com, Inc. (a)	1,133	2,269,391
Netflix, Inc. (a)	1,928	721,323
Start Today Co. Ltd.	754	22,828
The Booking Holdings, Inc. (a)	40	79,360
		3,092,902
Media - 0.8%
Discovery Communications, Inc. Class A (a)(b)	500	16,000
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,565	95,392
Liberty SiriusXM Series C (a)	1,841	79,991
Sirius XM Holdings, Inc.	691	4,367
The Walt Disney Co.	300	35,082
		230,832
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,490	143,189
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	135	21,994
Home Depot, Inc.	1,371	284,003
John David Group PLC	500	2,992
TJX Companies, Inc.	576	64,524
Urban Outfitters, Inc. (a)	500	20,450
		393,963
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	517	126,595
Canada Goose Holdings, Inc. (a)	200	12,883
Kering SA	31	16,618
lululemon athletica, Inc. (a)	100	16,249
LVMH Moet Hennessy - Louis Vuitton SA	63	22,262
NIKE, Inc. Class B	209	17,706
Pinduoduo, Inc. ADR	100	2,629
Ralph Lauren Corp.	78	10,729
VF Corp.	484	45,230
		270,901

TOTAL CONSUMER DISCRETIONARY		4,879,693

CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Diageo PLC	200	7,086
Keurig Dr. Pepper, Inc.	682	15,802
Kweichow Moutai Co. Ltd. (A Shares)	100	10,628
Monster Beverage Corp. (a)	508	29,606
The Coca-Cola Co.	501	23,141
		86,263
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	858	201,527
Food Products - 0.0%
The Simply Good Foods Co. (a)	602	11,709
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	2,378	345,571
Kao Corp.	200	16,149
Shiseido Co. Ltd.	300	23,233
		384,953

TOTAL CONSUMER STAPLES		684,452

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Birchcliff Energy Ltd.	5,087	20,480
BP PLC	5,778	44,287
Canadian Natural Resources Ltd.	2,334	76,255
Centennial Resource Development, Inc. Class A (a)	6,369	139,163
Cheniere Energy, Inc. (a)	200	13,898
Chevron Corp.	133	16,263
Concho Resources, Inc. (a)	431	65,835
ConocoPhillips Co.	1,561	120,821
Continental Resources, Inc. (a)	1,174	80,161
Diamondback Energy, Inc.	580	78,410
Encana Corp.	2,555	33,489
EOG Resources, Inc.	1,424	181,660
Hess Corp.	1,574	112,667
Magnolia Oil & Gas Corp.	1,300	19,513
Occidental Petroleum Corp.	281	23,090
Phillips 66 Co.	889	100,208
Pioneer Natural Resources Co.	146	25,432
PrairieSky Royalty Ltd.	343	6,025
Reliance Industries Ltd.	6,970	120,920
Suncor Energy, Inc.	1,124	43,493
Tamarack Valley Energy Ltd. (a)	5,755	22,411
Valero Energy Corp.	697	79,284
		1,423,765
FINANCIALS - 17.2%
Banks - 9.5%
Bank of America Corp.	36,159	1,065,244
Citigroup, Inc.	7,860	563,876
HDFC Bank Ltd. sponsored ADR	1,549	145,761
JPMorgan Chase & Co.	8,434	951,693
Kotak Mahindra Bank Ltd.	3,185	50,145
M&T Bank Corp.	197	32,414
Metro Bank PLC (a)	2	78
Royal Bank of Canada	236	18,918
The Toronto-Dominion Bank	652	39,620
		2,867,749
Capital Markets - 2.3%
Bank of New York Mellon Corp.	2,420	123,396
Charles Schwab Corp.	3,452	169,666
Morgan Stanley	4,490	209,099
MSCI, Inc.	472	83,738
Oaktree Capital Group LLC Class A	840	34,776
S&P Global, Inc.	361	70,536
		691,211
Consumer Finance - 0.8%
American Express Co.	1,571	167,296
Synchrony Financial	2,387	74,188
		241,484
Diversified Financial Services - 4.3%
Alteryx, Inc. (a)	100	5,721
Berkshire Hathaway, Inc. Class A (a)	4	1,280,000
		1,285,721
Insurance - 0.3%
Admiral Group PLC	1,443	39,121
American International Group, Inc.	369	19,646
Fairfax Financial Holdings Ltd. (sub. vtg.)	57	30,968
Progressive Corp.	100	7,104
		96,839

TOTAL FINANCIALS		5,183,004

HEALTH CARE - 10.8%
Biotechnology - 2.5%
Acceleron Pharma, Inc. (a)	300	17,169
Agios Pharmaceuticals, Inc. (a)	394	30,385
Alnylam Pharmaceuticals, Inc. (a)	74	6,476
Amgen, Inc.	266	55,139
AnaptysBio, Inc. (a)	101	10,077
Arena Pharmaceuticals, Inc. (a)	100	4,602
Celgene Corp. (a)	382	34,185
CSL Ltd.	23	3,344
FibroGen, Inc. (a)	694	42,161
Genmab A/S (a)	84	13,209
Gilead Sciences, Inc.	574	44,319
Heron Therapeutics, Inc. (a)	200	6,330
Intrexon Corp. (a)	774	13,328
Neurocrine Biosciences, Inc. (a)	893	109,794
Regeneron Pharmaceuticals, Inc. (a)	177	71,515
Sage Therapeutics, Inc. (a)	91	12,854
Vertex Pharmaceuticals, Inc. (a)	1,354	260,970
Wuxi Biologics (Cayman), Inc. (a)	1,500	15,166
		751,023
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	100	7,336
Abiomed, Inc. (a)	33	14,842
Baxter International, Inc.	2,283	175,996
Becton, Dickinson & Co.	209	54,549
Boston Scientific Corp. (a)	3,081	118,619
Danaher Corp.	1,067	115,940
DexCom, Inc. (a)	262	37,476
Edwards Lifesciences Corp. (a)	552	96,103
Intuitive Surgical, Inc. (a)	269	154,406
Penumbra, Inc. (a)	95	14,222
ResMed, Inc.	381	43,945
Sonova Holding AG Class B	60	11,940
		845,374
Health Care Providers & Services - 3.8%
Anthem, Inc.	222	60,839
Elanco Animal Health, Inc.	400	13,956
HealthEquity, Inc. (a)	531	50,132
Humana, Inc.	436	147,595
Molina Healthcare, Inc. (a)	56	8,327
National Vision Holdings, Inc.	832	37,556
UnitedHealth Group, Inc.	3,048	810,890
		1,129,295
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	413	44,963
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	21	7,708
Mettler-Toledo International, Inc. (a)	283	172,341
PRA Health Sciences, Inc. (a)	235	25,895
Quintiles Transnational Holdings, Inc. (a)	64	8,303
Thermo Fisher Scientific, Inc.	165	40,273
		254,520
Pharmaceuticals - 0.7%
AstraZeneca PLC sponsored ADR	1,019	40,322
Eli Lilly & Co.	216	23,179
Idorsia Ltd. (a)	630	15,869
Ipsen SA	39	6,557
Jazz Pharmaceuticals PLC (a)	105	17,654
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	600	5,547
MyoKardia, Inc. (a)	100	6,520
Nektar Therapeutics (a)	608	37,064
Roche Holding AG (participation certificate)	16	3,869
Supernus Pharmaceuticals, Inc. (a)	209	10,523
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,092	45,062
		212,166

TOTAL HEALTH CARE		3,237,341

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	123	39,037
Raytheon Co.	232	47,945
Rolls-Royce Holdings PLC	200	2,573
The Boeing Co.	495	184,091
TransDigm Group, Inc.	51	18,987
		292,633
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	77	7,540
Expeditors International of Washington, Inc.	312	22,941
FedEx Corp.	253	60,920
XPO Logistics, Inc. (a)	481	54,916
		146,317
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	567	54,455
Southwest Airlines Co.	329	20,546
		75,001
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	951	23,452
Masco Corp.	404	14,786
Toto Ltd.	803	33,323
		71,561
Commercial Services & Supplies - 0.2%
Cintas Corp.	318	62,904
Copart, Inc. (a)	180	9,275
		72,179
Electrical Equipment - 0.8%
AMETEK, Inc.	246	19,464
Fortive Corp.	2,499	210,416
Melrose Industries PLC	4,629	12,061
		241,941
Industrial Conglomerates - 0.2%
General Electric Co.	3,908	44,121
Roper Technologies, Inc.	36	10,664
		54,785
Machinery - 0.6%
Caterpillar, Inc.	44	6,710
Deere & Co.	629	94,558
IDEX Corp.	45	6,780
PACCAR, Inc.	535	36,482
Rexnord Corp. (a)	573	17,648
Xylem, Inc.	114	9,105
		171,283
Professional Services - 0.6%
FTI Consulting, Inc. (a)	337	24,665
IHS Markit Ltd. (a)	460	24,822
Recruit Holdings Co. Ltd.	772	25,765
Robert Half International, Inc.	108	7,601
SR Teleperformance SA	24	4,528
TransUnion Holding Co., Inc.	1,277	93,962
		181,343
Road & Rail - 0.4%
CSX Corp.	1,444	106,928
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	300	12,837
W.W. Grainger, Inc.	246	87,923
		100,760

TOTAL INDUSTRIALS		1,514,731

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	449	119,371
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	5,880	552,838
CDW Corp.	145	12,893
Dolby Laboratories, Inc. Class A	311	21,761
FLIR Systems, Inc.	100	6,147
Zebra Technologies Corp. Class A (a)	45	7,957
		601,596
Internet Software & Services - 12.2%
Alphabet, Inc.:
Class A (a)	557	672,344
Class C (a)	579	691,019
CarGurus, Inc. Class A	671	37,368
Coupa Software, Inc. (a)	179	14,159
DocuSign, Inc.	200	10,514
Dropbox, Inc. Class A (a)	400	10,732
Facebook, Inc. Class A (a)	12,551	2,064,137
GrubHub, Inc. (a)	137	18,991
MongoDB, Inc. Class A	362	29,521
New Relic, Inc. (a)	347	32,698
Okta, Inc. (a)	448	31,521
Shopify, Inc. Class A (a)	208	34,188
Spotify Technology SA (a)	79	14,286
Wix.com Ltd. (a)	55	6,584
		3,668,062
IT Services - 7.6%
Accenture PLC Class A	323	54,975
Adyen BV (c)	38	31,016
EPAM Systems, Inc. (a)	203	27,953
Fiserv, Inc. (a)	242	19,936
FleetCor Technologies, Inc. (a)	130	29,619
Global Payments, Inc.	740	94,276
MasterCard, Inc. Class A	3,505	780,248
Netcompany Group A/S	200	7,193
PayPal Holdings, Inc. (a)	6,566	576,757
Square, Inc. (a)	331	32,772
Visa, Inc. Class A	4,124	618,971
Worldpay, Inc. (a)	239	24,204
		2,297,920
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	3,300	101,937
Analog Devices, Inc.	360	33,286
Intel Corp.	346	16,362
NVIDIA Corp.	1,189	334,133
Texas Instruments, Inc.	941	100,960
		586,678
Software - 15.4%
Activision Blizzard, Inc.	4,246	353,225
Adobe Systems, Inc. (a)	3,493	942,935
Atlassian Corp. PLC (a)	942	90,564
Electronic Arts, Inc. (a)	246	29,641
Eventbrite, Inc.	100	3,797
Intuit, Inc.	621	141,215
Microsoft Corp.	7,356	841,306
Parametric Technology Corp. (a)	158	16,778
Paycom Software, Inc. (a)	484	75,218
RealPage, Inc. (a)	300	19,770
Red Hat, Inc. (a)	372	50,696
RingCentral, Inc. (a)	618	57,505
Salesforce.com, Inc. (a)	8,856	1,408,370
SS&C Technologies Holdings, Inc.	1,017	57,796
Tableau Software, Inc. (a)	266	29,723
Tanium, Inc. Class B (a)(d)(e)	100	869
Ultimate Software Group, Inc. (a)	577	185,904
Workday, Inc. Class A (a)	2,135	311,667
Zendesk, Inc. (a)	382	27,122
		4,644,101
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	573	129,349
HP, Inc.	1,169	30,125
Pure Storage, Inc. Class A (a)	500	12,975
		172,449

TOTAL INFORMATION TECHNOLOGY		12,090,177

MATERIALS - 1.9%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	204	34,078
DowDuPont, Inc.	1,819	116,980
LyondellBasell Industries NV Class A	339	34,751
Sherwin-Williams Co.	343	156,137
Westlake Chemical Corp.	620	51,528
		393,474
Metals & Mining - 0.6%
B2Gold Corp. (a)	4,102	9,337
BHP Billiton Ltd.	400	9,964
Franco-Nevada Corp.	926	57,927
Ivanhoe Mines Ltd. (a)	13,229	28,165
Kirkland Lake Gold Ltd.	878	16,640
Novagold Resources, Inc. (a)	1,936	7,150
Nucor Corp.	246	15,609
Steel Dynamics, Inc.	495	22,369
		167,161

TOTAL MATERIALS		560,635

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	48	6,974
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	499	35,020
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	100	2,488
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	100	3,740

TOTAL UTILITIES		6,228

TOTAL COMMON STOCKS
(Cost $24,235,390)		29,622,020

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	8	2,983
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	144	2,498
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Lyft, Inc.:
Series H (d)(e)	126	5,967
Series I (d)(e)	359	17,000
		22,967
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,836)		28,448
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	18,000	17,119
9% 12/15/25 (c)	14,000	15,068
TOTAL NONCONVERTIBLE BONDS
(Cost $30,463)		32,187
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (f)	393,288	393,367
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	9,811	9,812
TOTAL MONEY MARKET FUNDS
(Cost $403,179)		403,179
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $24,695,868)		30,085,834
NET OTHER ASSETS (LIABILITIES) - 0.2%		65,361
NET ASSETS - 100%		$30,151,195

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,203 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,317 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$1,999
Lyft, Inc. Series H	11/22/17	$5,008
Lyft, Inc. Series I	6/27/18	$17,000
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,403
Fidelity Securities Lending Cash Central Fund	286
Total	$9,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,879,693	$4,838,740	$40,953	$--
Consumer Staples	687,435	677,366	7,086	2,983
Energy	1,423,765	1,379,478	44,287	--
Financials	5,183,004	5,183,004	--	--
Health Care	3,239,839	3,233,472	3,869	2,498
Industrials	1,514,731	1,512,158	2,573	--
Information Technology	12,113,144	12,089,308	--	23,836
Materials	560,635	550,671	9,964	--
Real Estate	6,974	6,974	--	--
Telecommunication Services	35,020	35,020	--	--
Utilities	6,228	6,228	--	--
Corporate Bonds	32,187	--	32,187	--
Money Market Funds	403,179	403,179	--	--
Total Investments in Securities:	$30,085,834	$29,915,598	$140,919	$29,317

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2018

O1T-QTLY-1118
1.951057.105

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.2%
Mahindra & Mahindra Ltd.	516,850	$6,136,836
Maruti Suzuki India Ltd.	66,705	6,759,688
Toyota Motor Corp.	81,700	5,090,139
		17,986,663
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	1,300	153,192
Chegg, Inc. (a)	168,785	4,798,558
Weight Watchers International, Inc. (a)	356,042	25,631,464
		30,583,214
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	17,600	7,999,552
Domino's Pizza, Inc.	29,228	8,616,414
Eldorado Resorts, Inc. (a)	33,400	1,623,240
Hilton Worldwide Holdings, Inc.	219,267	17,712,388
Marriott International, Inc. Class A	377,884	49,892,025
McDonald's Corp.	282,100	47,192,509
Shake Shack, Inc. Class A (a)	12,600	793,926
Vail Resorts, Inc.	12,500	3,430,250
		137,260,304
Household Durables - 0.0%
SodaStream International Ltd. (a)	14,100	2,017,428
Internet & Direct Marketing Retail - 10.6%
Amazon.com, Inc. (a)	298,110	597,114,328
Netflix, Inc. (a)	536,126	200,580,820
Start Today Co. Ltd.	211,657	6,408,203
The Booking Holdings, Inc. (a)	8,850	17,558,400
		821,661,751
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	6,800	269,652
Media - 0.7%
Discovery Communications, Inc. Class A (a)	113,200	3,622,400
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	609,999	22,685,863
Liberty SiriusXM Series C (a)	445,800	19,370,010
Sirius XM Holdings, Inc. (c)	245,112	1,549,108
The Walt Disney Co.	64,800	7,577,712
		54,805,093
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	374,219	35,962,446
Specialty Retail - 1.3%
Best Buy Co., Inc.	8,400	666,624
Burlington Stores, Inc. (a)	39,600	6,451,632
Home Depot, Inc.	330,600	68,483,790
John David Group PLC	130,800	782,695
Ross Stores, Inc.	16,600	1,645,060
TJX Companies, Inc.	166,640	18,667,013
Urban Outfitters, Inc. (a)	93,100	3,807,790
		100,504,604
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	126,026	30,859,413
Canada Goose Holdings, Inc. (a)	38,600	2,486,370
Kering SA	7,273	3,898,741
lululemon athletica, Inc. (a)	24,700	4,013,503
LVMH Moet Hennessy - Louis Vuitton SA	14,678	5,186,779
NIKE, Inc. Class B	73,700	6,243,864
Pinduoduo, Inc. ADR (c)	29,300	770,297
Ralph Lauren Corp.	28,600	3,933,930
VF Corp.	132,600	12,391,470
		69,784,367

TOTAL CONSUMER DISCRETIONARY		1,270,835,522

CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Diageo PLC	42,400	1,502,151
Keurig Dr. Pepper, Inc.	177,600	4,114,992
Kweichow Moutai Co. Ltd. (A Shares)	35,600	3,783,457
Monster Beverage Corp. (a)	107,100	6,241,788
The Coca-Cola Co.	108,366	5,005,426
		20,647,814
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	209,758	49,267,959
Food Products - 0.0%
The Simply Good Foods Co. (a)	131,600	2,559,620
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	575,652	83,653,749
Kao Corp.	60,900	4,917,238
L'Oreal SA (a)	12,800	3,086,721
Shiseido Co. Ltd.	80,200	6,210,877
		97,868,585

TOTAL CONSUMER STAPLES		170,343,978

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Birchcliff Energy Ltd.	1,263,000	5,084,659
BP PLC	1,281,184	9,819,947
Canadian Natural Resources Ltd.	558,400	18,243,704
Centennial Resource Development, Inc. Class A (a)	1,435,550	31,366,768
Cheniere Energy, Inc. (a)	58,700	4,079,063
Chevron Corp.	33,400	4,084,152
Concho Resources, Inc. (a)	108,163	16,521,898
ConocoPhillips Co.	402,000	31,114,800
Continental Resources, Inc. (a)	295,549	20,180,086
Diamondback Energy, Inc.	145,518	19,672,578
Encana Corp.	533,200	6,988,794
EOG Resources, Inc.	380,639	48,558,117
Hess Corp.	412,800	29,548,224
Magnolia Oil & Gas Corp.	407,000	6,109,070
Marathon Petroleum Corp.	35,100	2,806,947
Occidental Petroleum Corp.	63,900	5,250,663
Phillips 66 Co.	223,300	25,170,376
Pioneer Natural Resources Co.	24,854	4,329,318
PrairieSky Royalty Ltd.	69,000	1,212,101
Reliance Industries Ltd.	1,666,425	28,910,210
Suncor Energy, Inc.	251,200	9,720,107
Tamarack Valley Energy Ltd. (a)	1,263,300	4,919,598
Valero Energy Corp.	163,911	18,644,876
		352,336,056
FINANCIALS - 16.3%
Banks - 8.9%
Bank of America Corp.	8,680,346	255,722,993
Citigroup, Inc.	1,993,900	143,042,386
HDFC Bank Ltd. sponsored ADR	375,129	35,299,639
JPMorgan Chase & Co.	2,007,510	226,527,428
Kotak Mahindra Bank Ltd.	756,547	11,911,103
M&T Bank Corp.	40,733	6,702,208
Metro Bank PLC (a)	9,979	386,817
Royal Bank of Canada	41,700	3,342,715
The Toronto-Dominion Bank	153,200	9,309,541
		692,244,830
Capital Markets - 2.3%
Bank of New York Mellon Corp.	618,521	31,538,386
Charles Schwab Corp.	868,919	42,707,369
CME Group, Inc.	600	102,126
Morgan Stanley	1,118,910	52,107,639
MSCI, Inc.	121,837	21,615,102
Oaktree Capital Group LLC Class A	202,198	8,370,997
S&P Global, Inc.	85,569	16,719,327
		173,160,946
Consumer Finance - 0.8%
American Express Co.	402,702	42,883,736
Synchrony Financial	601,200	18,685,296
		61,569,032
Diversified Financial Services - 4.0%
Alteryx, Inc. (a)	13,800	789,498
Berkshire Hathaway, Inc. Class A (a)	972	311,040,049
		311,829,547
Insurance - 0.3%
Admiral Group PLC	332,244	9,007,374
American International Group, Inc.	71,000	3,780,040
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,300	7,225,752
Progressive Corp.	19,200	1,363,968
		21,377,134

TOTAL FINANCIALS		1,260,181,489

HEALTH CARE - 10.6%
Biotechnology - 2.5%
Acceleron Pharma, Inc. (a)	55,400	3,170,542
Agios Pharmaceuticals, Inc. (a)	91,997	7,094,809
Alnylam Pharmaceuticals, Inc. (a)	13,400	1,172,768
Amgen, Inc.	89,500	18,552,455
AnaptysBio, Inc. (a)	18,200	1,815,814
Arena Pharmaceuticals, Inc. (a)	23,900	1,099,878
bluebird bio, Inc. (a)	19,500	2,847,000
Celgene Corp. (a)	85,300	7,633,497
CSL Ltd.	5,281	767,711
Exact Sciences Corp. (a)	12,000	947,040
FibroGen, Inc. (a)	156,739	9,521,894
Galapagos Genomics NV sponsored ADR (a)	2,100	236,103
Genmab A/S (a)	23,364	3,673,985
Gilead Sciences, Inc.	122,400	9,450,504
Heron Therapeutics, Inc. (a)	37,600	1,190,040
Intrexon Corp. (a)(c)	176,567	3,040,484
Ligand Pharmaceuticals, Inc. Class B (a)	5,100	1,399,899
Neurocrine Biosciences, Inc. (a)	218,216	26,829,657
Regeneron Pharmaceuticals, Inc. (a)	43,000	17,373,720
Sage Therapeutics, Inc. (a)	24,300	3,432,375
Vertex Pharmaceuticals, Inc. (a)	348,131	67,098,769
Wuxi Biologics (Cayman), Inc. (a)	225,500	2,279,960
		190,628,904
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	12,600	924,336
Abiomed, Inc. (a)	5,000	2,248,750
Baxter International, Inc.	590,100	45,490,809
Becton, Dickinson & Co.	52,912	13,810,032
Boston Scientific Corp. (a)	768,500	29,587,250
Danaher Corp.	268,434	29,168,038
DexCom, Inc. (a)	75,900	10,856,736
Edwards Lifesciences Corp. (a)	147,929	25,754,439
Intuitive Surgical, Inc. (a)	66,754	38,316,796
Penumbra, Inc. (a)	24,598	3,682,321
ResMed, Inc.	93,604	10,796,285
Sonova Holding AG Class B	15,100	3,004,922
		213,640,714
Health Care Providers & Services - 3.6%
Anthem, Inc.	66,800	18,306,540
Centene Corp. (a)	6,200	897,636
Elanco Animal Health, Inc.	63,600	2,219,004
HealthEquity, Inc. (a)	129,445	12,220,902
Humana, Inc.	104,800	35,476,896
Molina Healthcare, Inc. (a)	24,300	3,613,410
National Vision Holdings, Inc.	199,900	9,023,486
UnitedHealth Group, Inc.	740,900	197,109,036
		278,866,910
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	102,910	11,203,812
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	4,700	1,725,182
Mettler-Toledo International, Inc. (a)	70,866	43,155,977
Morphosys AG (a)	6,900	737,836
PRA Health Sciences, Inc. (a)	60,652	6,683,244
Quintiles Transnational Holdings, Inc. (a)	48,690	6,317,041
Thermo Fisher Scientific, Inc.	38,400	9,372,672
		67,991,952
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR	256,200	10,137,834
Eli Lilly & Co.	77,800	8,348,718
Idorsia Ltd. (a)	122,590	3,087,859
Ipsen SA	8,600	1,445,832
Jazz Pharmaceuticals PLC (a)	26,600	4,472,258
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	142,123	1,313,875
MyoKardia, Inc. (a)	11,700	762,840
Nektar Therapeutics (a)	190,100	11,588,496
Roche Holding AG (participation certificate)	3,694	893,266
Supernus Pharmaceuticals, Inc. (a)	53,300	2,683,655
Teva Pharmaceutical Industries Ltd. sponsored ADR	512,100	11,030,634
Zoetis, Inc. Class A	43,815	4,011,701
		59,776,968

TOTAL HEALTH CARE		822,109,260

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	30,120	9,559,184
Raytheon Co.	54,100	11,180,306
Rolls-Royce Holdings PLC	61,200	787,362
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	18,191	3,074,279
Class C (d)(e)	783	132,327
The Boeing Co.	129,300	48,086,670
TransDigm Group, Inc.	13,700	5,100,510
		77,920,638
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,759	3,207,761
Expeditors International of Washington, Inc.	68,310	5,022,834
FedEx Corp.	55,400	13,339,766
XPO Logistics, Inc. (a)	121,832	13,909,559
		35,479,920
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR(a)	126,812	12,179,024
Southwest Airlines Co.	65,600	4,096,720
		16,275,744
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	221,753	5,468,429
Masco Corp.	108,323	3,964,622
Toto Ltd.	208,100	8,635,729
		18,068,780
Commercial Services & Supplies - 0.3%
Cintas Corp.	73,893	14,616,774
Copart, Inc. (a)	40,200	2,071,506
TulCo LLC (a)(d)(e)(f)	7,549	4,108,832
		20,797,112
Electrical Equipment - 0.8%
AMETEK, Inc.	73,800	5,839,056
Fortive Corp. (c)	622,293	52,397,071
Melrose Industries PLC	934,404	2,434,586
		60,670,713
Industrial Conglomerates - 0.2%
General Electric Co.	976,214	11,021,456
Roper Technologies, Inc.	4,200	1,244,082
		12,265,538
Machinery - 0.6%
Caterpillar, Inc.	10,800	1,646,892
Deere & Co.	158,541	23,833,469
IDEX Corp.	10,100	1,521,666
Ingersoll-Rand PLC	7,500	767,250
PACCAR, Inc.	127,573	8,699,203
Rexnord Corp. (a)	153,034	4,713,447
Xylem, Inc.	34,500	2,755,515
		43,937,442
Professional Services - 0.5%
FTI Consulting, Inc. (a)	84,927	6,215,807
IHS Markit Ltd. (a)	94,881	5,119,779
Recruit Holdings Co. Ltd.	165,000	5,506,777
Robert Half International, Inc.	34,800	2,449,224
SR Teleperformance SA	5,200	981,087
TransUnion Holding Co., Inc.	308,985	22,735,116
		43,007,790
Road & Rail - 0.5%
CSX Corp.	362,700	26,857,935
Union Pacific Corp.	64,600	10,518,818
		37,376,753
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	2,100	96,348
HD Supply Holdings, Inc. (a)	52,000	2,225,080
W.W. Grainger, Inc.	61,600	22,016,456
		24,337,884

TOTAL INDUSTRIALS		390,138,314

INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	114,498	30,440,438
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,457,416	137,026,252
CDW Corp.	35,177	3,127,939
Dolby Laboratories, Inc. Class A	86,814	6,074,376
FLIR Systems, Inc.	13,700	842,139
Zebra Technologies Corp. Class A (a)	17,405	3,077,726
		150,148,432
Internet Software & Services - 12.2%
Alphabet, Inc.:
Class A (a)	148,000	178,647,840
Class C (a)	150,143	179,191,166
CarGurus, Inc. Class A	143,371	7,984,331
Coupa Software, Inc. (a)	49,800	3,939,180
DocuSign, Inc.	22,400	1,177,568
Dropbox, Inc. Class A (a)	343,708	9,221,686
Facebook, Inc. Class A (a)	3,035,000	499,136,100
Farfetch Ltd. Class A	15,400	419,342
GrubHub, Inc. (a)	40,000	5,544,800
IAC/InterActiveCorp (a)	23,048	4,994,963
MongoDB, Inc. Class A	95,000	7,747,250
New Relic, Inc. (a)	79,626	7,503,158
Nutanix, Inc. Class B (a)(b)	196,209	8,382,048
Okta, Inc. (a)	128,328	9,029,158
Shopify, Inc. Class A (a)	69,400	11,406,821
Spotify Technology SA (a)	17,700	3,200,691
SurveyMonkey	521,036	7,516,986
The Trade Desk, Inc. (a)	1,600	241,456
Twilio, Inc. Class A (a)	2,900	250,212
Wix.com Ltd. (a)	22,236	2,661,649
		948,196,405
IT Services - 7.5%
Accenture PLC Class A	80,857	13,761,861
Adyen BV (b)	9,140	7,460,234
ASAC II LP (a)(d)(e)	2,013,117	338,204
EPAM Systems, Inc. (a)	44,755	6,162,764
Fiserv, Inc. (a)	53,500	4,407,330
FleetCor Technologies, Inc. (a)	38,300	8,726,272
Gartner, Inc. (a)	1,800	285,300
Global Payments, Inc.	176,046	22,428,260
MasterCard, Inc. Class A	855,000	190,331,550
Netcompany Group A/S	29,200	1,050,180
PayPal Holdings, Inc. (a)	1,652,763	145,178,702
Square, Inc. (a)	137,500	13,613,875
Visa, Inc. Class A	1,032,300	154,937,907
Worldpay, Inc. (a)	94,800	9,600,396
		578,282,835
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	787,300	24,319,697
Analog Devices, Inc.	70,586	6,526,382
Intel Corp.	112,800	5,334,312
NVIDIA Corp.	301,820	84,817,456
Texas Instruments, Inc.	208,155	22,332,950
		143,330,797
Software - 15.2%
Activision Blizzard, Inc.	1,057,940	88,010,029
Adobe Systems, Inc. (a)	877,249	236,813,368
Atlassian Corp. PLC (a)	243,170	23,378,364
Electronic Arts, Inc. (a)	68,709	8,278,747
Eventbrite, Inc.	9,100	345,527
Intuit, Inc.	156,104	35,498,050
Microsoft Corp.	1,846,000	211,127,020
Parametric Technology Corp. (a)	40,100	4,258,219
Paycom Software, Inc. (a)	117,807	18,308,386
RealPage, Inc. (a)	65,000	4,283,500
Red Hat, Inc. (a)	72,362	9,861,493
RingCentral, Inc. (a)	161,349	15,013,524
Salesforce.com, Inc. (a)	2,300,214	365,803,032
Splunk, Inc. (a)	6,400	773,824
SS&C Technologies Holdings, Inc.	239,526	13,612,263
Tableau Software, Inc. (a)	66,300	7,408,362
Tanium, Inc. Class B (a)(d)(e)	188,500	1,638,744
Ultimate Software Group, Inc. (a)	146,280	47,129,953
Workday, Inc. Class A (a)	538,170	78,562,057
Zendesk, Inc. (a)	74,196	5,267,916
		1,175,372,378
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	134,662	30,398,600
HP, Inc.	285,600	7,359,912
Pure Storage, Inc. Class A (a)	106,300	2,758,485
		40,516,997

TOTAL INFORMATION TECHNOLOGY		3,066,288,282

MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	51,342	8,576,681
DowDuPont, Inc.	449,769	28,924,644
LyondellBasell Industries NV Class A	70,073	7,183,183
Sherwin-Williams Co.	84,645	38,531,250
Westlake Chemical Corp.	139,022	11,554,118
		94,769,876
Metals & Mining - 0.6%
B2Gold Corp. (a)	1,583,686	3,604,720
BHP Billiton Ltd.	93,345	2,325,308
Franco-Nevada Corp.	222,200	13,899,865
Ivanhoe Mines Ltd. (a)	3,166,022	6,740,650
Kirkland Lake Gold Ltd.	220,762	4,183,992
Novagold Resources, Inc. (a)	439,393	1,622,657
Nucor Corp.	63,100	4,003,695
Randgold Resources Ltd. sponsored ADR	11,300	797,215
Steel Dynamics, Inc.	104,719	4,732,252
		41,910,354

TOTAL MATERIALS		136,680,230

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	11,100	1,612,830
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(c)	84,611	796,190
WeWork Companies, Inc. Class A (a)(d)(e)	38,595	3,097,249
		3,893,439

TOTAL REAL ESTATE		5,506,269

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	8,100	809,187
T-Mobile U.S., Inc. (a)	124,981	8,771,167
		9,580,354
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	30,300	753,864
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	22,100	826,540

TOTAL UTILITIES		1,580,404

TOTAL COMMON STOCKS
(Cost $3,753,451,056)		7,485,580,158

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	35,238	3,709,152
Series E (a)(d)(e)	16,112	1,695,949
		5,405,101
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,523,087	30,462

TOTAL CONSUMER DISCRETIONARY		5,435,563

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	9,254	3,450,354
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	2,704,468	6,112,098
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	46,180	801,223
Series F (a)(d)(e)	200,299	3,475,188
		4,276,411
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	480,971	3,436,913

TOTAL HEALTH CARE		7,713,324

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	6,161,740
Series H (a)(d)(e)	7,256	1,226,264
		7,388,004
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (d)(e)	90,122	4,267,628
Series I (d)(e)	81,070	3,838,981
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	2,912,810	15,059,228
Series F, 8.00% (a)(d)(e)	2,454,345	12,688,964
Series G, 8.00% (a)(d)(e)	421,305	2,178,147
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	125,201	6,106,053
		44,139,001
Software - 0.9%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	280,255	3,082,805
Delphix Corp. Series D (a)(d)(e)	232,855	1,851,197
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	51,499,773
Series C (a)(d)(e)	17,554	473,958
Series D (a)(d)(e)	469,823	12,685,221
		69,592,954

TOTAL INFORMATION TECHNOLOGY		113,731,955

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	27,875,480
Series F (a)(d)(e)	16,235	1,302,859
		29,178,339
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	139,573	178,653
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $112,329,889)		173,188,290
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.
6.125% 4/15/25 (b)	6,620,000	6,295,951
9% 12/15/25 (b)	6,855,000	7,377,968
TOTAL NONCONVERTIBLE BONDS
(Cost $12,984,975)		13,673,919
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.11% (g)	70,864,590	70,878,763
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	59,468,123	59,474,070
TOTAL MONEY MARKET FUNDS
(Cost $130,352,833)		130,352,833
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,009,118,753)		7,802,795,200
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(50,151,244)
NET ASSETS - 100%		$7,752,643,956

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,785,853 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $185,577,921 or 2.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$7,036,662
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,746,208
Delphix Corp. Series D	7/10/15	$2,095,695
Lyft, Inc. Series H	11/22/17	$3,581,998
Lyft, Inc. Series I	6/27/18	$3,838,981
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A8	1/20/16	$3,248,839
Oportun Finance Corp. Series H	2/6/15	$7,700,431
Pinterest, Inc. Series E, 8.00%	10/23/13	$8,465,034
Pinterest, Inc. Series F, 8.00%	5/15/14	$8,337,498
Pinterest, Inc. Series G, 8.00%	2/27/15	$3,024,587
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,645,550
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,942,249
WeWork Companies, Inc. Class A	6/23/15	$1,269,373
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,533,392
Fidelity Securities Lending Cash Central Fund	382,949
Total	$1,916,341

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,276,271,085	$1,260,558,604	$10,276,918	$5,435,563
Consumer Staples	173,794,332	168,841,827	1,502,151	3,450,354
Energy	352,336,056	342,516,109	9,819,947	--
Financials	1,266,293,587	1,260,181,489	--	6,112,098
Health Care	829,822,584	821,215,994	893,266	7,713,324
Industrials	397,526,318	382,035,514	787,362	14,703,442
Information Technology	3,180,020,237	3,056,794,348	7,516,986	115,708,903
Materials	136,680,230	134,354,922	2,325,308	--
Real Estate	34,684,608	2,409,020	--	32,275,588
Telecommunication Services	9,759,007	8,771,167	809,187	178,653
Utilities	1,580,404	1,580,404	--	--
Corporate Bonds	13,673,919	--	13,673,919	--
Money Market Funds	130,352,833	130,352,833	--	--
Total Investments in Securities:	$7,802,795,200	$7,569,612,231	$47,605,044	$185,577,925

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$109,818,963
Net Realized Gain (Loss) on Investment Securities	2,708,952
Net Unrealized Gain (Loss) on Investment Securities	9,165,017
Cost of Purchases	12,852,432
Proceeds of Sales	(18,836,461)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$115,708,903
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$6,030,901
Equities - Other Investments in Securities
Beginning Balance	$48,089,618
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	15,701,562
Cost of Purchases	6,077,842
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$69,869,022
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$15,701,562

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$185,577,925	Market comparable	Enterprise value/Sales multiple (EV/S)	1.6 - 9.5 / 7.9	Increase
			Discount rate	25.0% - 78.0% / 44.1%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 10.7%	Decrease
			Price/Earnings multiple (P/E)	14.1	Increase
			Premium rate	7.5% - 76.3% / 32.3%	Increase
		Market approach	Transaction price	$0.81 - $544.29 / $62.17	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018